UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number	811-07507

DWS Investments VIT Funds

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

DECEMBER 31, 2006

ANNUAL REPORT

DWS INVESTMENTS VIT FUNDS

DWS Small Cap Index VIP

Contents

3 Performance Summary

4 Information About Your Portfolio's Expenses

5 Management Summary

6 Portfolio Summary

7 Investment Portfolio

31 Financial Statements

34 Financial Highlights

35 Notes to Financial Statements

41 Report of Independent Registered Public Accounting Firm

42 Tax Information

42 Proxy Voting

43 Investment Management Agreement Approval

46 Trustees and Officers

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to consider the Portfolio's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before you invest.

The Portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Portfolio will be able to mirror the Russell 2000® Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the prospectus for specific details regarding its investments and risk profile.

Russell 2000 is a trademark of the Frank Russell Company and has been licensed for use by the Portfolio's investment advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary December 31, 2006

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment
[] DWS Small Cap Index VIP — Class A [] Russell 2000® Index

Russell 2000® Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended December 31
Comparative Results (as of December 31, 2006)
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$11,749	$14,425	$16,774	$20,333
	Average annual total return	17.49%	12.99%	10.90%	7.88%
Russell 2000 Index	Growth of $10,000	$11,837	$14,644	$17,147	$20,889
	Average annual total return	18.37%	13.56%	11.39%	8.21%
DWS Small Cap Index VIP		1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$11,719	$14,317	N/A	$15,840
	Average annual total return	17.19%	12.71%	N/A	10.36%
Russell 2000 Index	Growth of $10,000	$11,837	$14,644	N/A	$16,341
	Average annual total return	18.37%	13.56%	N/A	11.10%

The growth of $10,000 is cumulative.

* The Portfolio commenced operations on August 22, 1997. Index returns began on August 31, 1997.
** The Portfolio commenced offering Class B shares on April 30, 2002. Index returns began on April 30, 2002.

Information concerning portfolio holdings of the Portfolio as of a month end will be posted to www.dws-scudder.com on or after the last day of the following month.

Information About Your Portfolio's Expenses

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2006 to December 31, 2006).

The tables illustrate your Portfolio's expenses in two ways:

Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2006
Actual Portfolio Return	Class A	Class B
Beginning Account Value 7/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/06	$ 1,090.70	$ 1,089.20
Expenses Paid per $1,000*	$ 2.37	$ 3.69
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 7/1/06	$ 1,000.00	$ 1,000.00
Ending Account Value 12/31/06	$ 1,022.94	$ 1,021.68
Expenses Paid per $1,000*	$ 2.29	$ 3.57
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B
DWS Small Cap Index VIP	.45%	.70%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary December 31, 2006

After several years of above-trend growth, during 2006 the US economy expanded at a pace slightly below most estimates of the economy's potential, while core inflation increased somewhat, to a rate slightly above the US Federal Reserve (the Fed) Board's desired range. Despite a slump in housing, consumer spending held up reasonably well. Trends in business investment also remained fairly positive. After raising interest rates fairly steadily for two years, the Fed stopped tightening in the last half of 2006 because they believed the moderation in economic growth, together with tame inflation expectations and receding energy prices, would help bring core inflation down.

Both stocks and bonds had positive returns in 2006, with stocks much stronger than bonds. The broad equity market, as measured by the S&P 500® Index, had a return of 15.79%. After several years of market leadership by small-cap stocks, large-cap stocks began to catch up in the last half of 2006. Return of the Russell 1000® Index, which tracks large cap stocks, was 15.46% for the year and 12.36% for the last six months of 2006. The Russell 2000® Index, which measures return of small-cap stocks, posted a return of 18.37% for all of 2006 and 9.38% for the last half of the year.

The Portfolio returned 17.49% (Class A shares, unadjusted for contract charges). Since the Portfolio's investment strategy is to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, the Portfolio's return is normally quite close to return of the index.

All 10 of the industry sectors within the Russell 2000 had positive returns for the year. The strongest sector was financials, followed by information technology and industrials. The weakest sectors were utilities and telecommunication services.

Chad M. Rakvin, CFA
Vice President

Northern Trust Investments, N.A. (NTI), Subadvisor to the Portfolio

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance figures for Classes A and B differ because each class maintains a distinct expense structure. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

Risk Considerations

The Portfolio is subject to investment risks, including possible loss of principal amount invested. There is no guarantee that the Portfolio will be able to mirror the Russell 2000 Index closely enough to track its performance for several reasons, including the Portfolio's cost to buy and sell securities, the flow of money into and out of the Portfolio, and the potential underperformance of stocks selected. Stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. All of these factors may result in greater share price volatility. Please read the Portfolio's prospectus for specific details regarding its investments and risk profile.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Russell 2000 Index is an unmanaged, capitalization-weighted measure of approximately 2,000 small US stocks in the Russell 3000 Index.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of December 31, 2006, and may not come to pass. This information is subject to change at any time based on market and other conditions and should not be construed as a recommendation.

Portfolio Summary

Asset Allocation (Excludes Securities Lending)	12/31/06	12/31/05

Common Stocks	98%	96%
Cash Equivalents	2%	4%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending)	12/31/06	12/31/05

Financials	22%	22%
Information Technology	18%	19%
Consumer Discretionary	16%	14%
Industrials	14%	16%
Health Care	12%	12%
Energy	5%	6%
Materials	5%	5%
Consumer Staples	3%	3%
Utilities	3%	2%
Telecommunication Services	2%	1%
	100%	100%
Ten Largest Equity Holdings (2.0% of Net Assets)
1. Alexandria Real Estate Equities, Inc. Acquirer, manager and developer of office and laboratory space properties	0.2%
2. Veritas DGC, Inc. Provider of land, transition zone, and marine-based seismic data acquisition	0.2%
3. Polycom, Inc. Manufacturer of audio and data conferencing products	0.2%
4. Time Warner Telecom, Inc. Provider of telecommunication services	0.2%
5. Realty Income Corp. Owner and manager of commercial properties; the company focuses on acquiring single-tenant properties	0.2%
6. Nationwide Health Properties, Inc. Owner of health care facilities	0.2%
7. Phillips-Van Heusen Corp. Manufacturer of apparel	0.2%
8. Herman Miller, Inc. Provides a variety of office furniture products	0.2%
9. Highwoods Properties, Inc. Manager and leaser of suburban offices	0.2%
10. Waddell & Reed Financial, Inc. Serves as the investment advisor and underwriter for a family of mutual funds	0.2%

Asset allocation, sector diversification and holdings are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 7. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-scudder.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-scudder.com on or after the last day of the following month. In addition, the Fund's top ten holdings and other information about the Fund is posted on www.dws-scudder.com as of the calender quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio December 31, 2006

	Shares	Value ($)

Common Stocks 97.8%
Consumer Discretionary 15.6%
Auto Components 0.9%
Aftermarket Technology Corp.*	12,200	259,615
American Axle & Manufacturing Holdings, Inc.	19,500	370,305
ArvinMeritor, Inc.	32,400	590,652
Bandag, Inc.	4,200	211,806
Cooper Tire & Rubber Co. (a)	31,500	450,450
Drew Industries, Inc.*	7,100	184,671
Fuel Systems Solutions, Inc.*	6,250	138,000
GenTek, Inc.*	5,600	193,704
Lear Corp. (a)	28,000	826,840
LKQ Corp.*	17,300	397,727
Modine Manufacturing Co.	16,306	408,139
Noble International Ltd.	4,550	91,228
Quantum Fuel Systems Technologies Worldwide, Inc.* (a)	24,400	39,040
Raser Technologies, Inc.* (a)	6,500	39,780
Sauer-Danfoss, Inc.	3,188	102,813
Superior Industries International, Inc. (a)	13,200	254,364
Tenneco, Inc.*	18,600	459,792
Visteon Corp.*	50,700	429,936
		5,448,862
Automobiles 0.1%
Fleetwood Enterprises, Inc.*	23,177	183,330
Monaco Coach Corp.	12,975	183,726
Winnebago Industries, Inc.	12,294	404,595
		771,651
Distributors 0.2%
Audiovox Corp. "A"*	8,100	114,129
Building Materials Holding Corp. (a)	13,700	338,253
Core-Mark Holding Co., Inc.*	3,400	113,730
DXP Enterprises, Inc.* (a)	1,700	59,568
Keystone Automotive Industries, Inc.*	8,500	288,915
Source Interlink Companies, Inc.*	18,700	152,592
		1,067,187
Diversified Consumer Services 1.1%
Bright Horizons Family Solutions, Inc.*	13,200	510,312
Coinmach Service Corp. "A"	8,000	95,200
Coinstar, Inc.*	10,428	318,784
Corinthian Colleges, Inc.*	42,000	572,460
DeVry, Inc.*	24,700	691,600
Educate, Inc.*	4,851	34,539
Home Solutions of America, Inc.* (a)	25,400	148,844
INVESTools, Inc.*	16,600	228,914
Jackson Hewitt Tax Service, Inc.	14,000	475,580
Matthews International Corp. "A"	14,100	554,835
Pre-Paid Legal Services, Inc. (a)	3,578	140,007
Regis Corp.	21,000	830,340
Sotheby's Holdings, Inc. "A"	25,983	805,993
Stewart Enterprises, Inc. "A"	36,600	228,750
Strayer Education, Inc.	6,960	738,108
Universal Technical Institute, Inc.*	9,300	206,553
Vertrue, Inc.*	4,372	167,928
		6,748,747
	Shares	Value ($)

Hotels Restaurants & Leisure 3.3%
AFC Enterprises, Inc.*	17,100	302,157
Ambassadors Group, Inc.	7,400	224,590
Ambassadors International, Inc.	2,000	91,240
Ameristar Casinos, Inc.	10,900	335,066
Applebee's International, Inc.	35,300	870,851
Aztar Corp.*	14,360	781,471
Bally Technologies, Inc.*	19,800	369,864
Bally Total Fitness Holding Corp.* (a)	16,500	40,425
BJ's Restaurants, Inc.*	4,400	88,924
Bluegreen Corp.*	10,700	137,281
Bob Evans Farms, Inc.	18,142	620,819
Buffalo Wild Wings, Inc.*	4,300	228,760
California Pizza Kitchen, Inc.*	10,800	359,748
CBRL Group, Inc.	11,600	519,216
CEC Entertainment, Inc.*	12,750	513,188
Century Casinos, Inc.*	6,100	68,076
Chipotle Mexican Grill, Inc. "B"*	10,200	530,400
Churchill Downs, Inc.	2,719	116,210
CKE Restaurants, Inc.	28,900	531,760
Cosi, Inc.*	21,100	107,399
Denny's Corp.*	44,100	207,711
Domino's Pizza, Inc.	13,900	389,200
Dover Downs Gaming & Entertainment, Inc.	8,460	113,110
Dover Motorsports, Inc.	3,000	15,930
Gaylord Entertainment Co.*	18,200	926,926
Great Wolf Resorts, Inc.*	13,856	193,430
IHOP Corp.	7,000	368,900
Isle of Capri Casinos, Inc.*	8,711	231,538
Jack in the Box, Inc.*	14,098	860,542
Krispy Kreme Doughnuts, Inc.* (a)	25,100	278,610
Landry's Restaurants, Inc.	6,800	204,612
LIFE TIME FITNESS, Inc.*	15,000	727,650
Lodgian, Inc.*	7,274	98,927
Luby's, Inc.*	10,500	114,345
Magna Entertainment Corp. "A"* (a)	17,400	78,474
Marcus Corp.	7,150	182,897
McCormick & Schmick's Seafood Restaurants, Inc.*	3,735	89,789
Monarch Casino & Resort, Inc.*	5,600	133,728
Morgans Hotel Group Co.*	9,600	162,528
Morton's Restaurant Group, Inc.*	6,200	103,230
MTR Gaming Group, Inc.*	10,700	130,754
Multimedia Games, Inc.* (a)	13,800	132,480
O'Charley's, Inc.*	13,400	285,152
P.F. Chang's China Bistro, Inc.*	9,972	382,725
Papa John's International, Inc.*	10,312	299,151
Pinnacle Entertainment, Inc.*	19,200	636,288
Progressive Gaming International Corp.* (a)	19,172	173,890
RARE Hospitality International, Inc.*	16,975	558,987
Red Robin Gourmet Burgers, Inc.*	6,100	218,685
Riviera Holdings Corp.*	4,900	118,384
Ruby Tuesday, Inc.	23,121	634,440
Ruth's Chris Steak House, Inc.*	10,500	191,940
Shuffle Master, Inc.* (a)	15,225	398,895
Six Flags, Inc.*	36,900	193,356
Sonic Corp.*	32,700	783,165
	Shares	Value ($)

Speedway Motorsports, Inc.	6,854	263,194
Texas Roadhouse, Inc. "A"*	19,100	253,266
The Steak n Shake Co.*	12,075	212,520
Town Sports International Holdings, Inc.*	6,600	108,768
Triarc Companies, Inc. "B"	22,400	448,000
Trump Entertainment Resorts, Inc.* (a)	15,700	286,368
Vail Resorts, Inc.*	15,000	672,300
WMS Industries, Inc.*	10,100	352,086
		20,054,316
Household Durables 1.3%
American Greetings Corp. "A"	20,300	484,561
Avatar Holdings, Inc.* (a)	2,300	185,955
Blyth, Inc.	13,600	282,200
Brookfield Homes Corp. (a)	6,684	250,984
California Coastal Communities, Inc.	3,160	67,782
Cavco Industries, Inc.*	2,000	70,080
Champion Enterprises, Inc.*	29,100	272,376
CSS Industries, Inc.	1,650	58,361
Directed Electronics, Inc.*	5,300	60,685
Ethan Allen Interiors, Inc.	12,600	454,986
Furniture Brands International, Inc.	18,200	295,386
Hooker Furniture Corp.	3,600	56,448
Hovnanian Enterprises, Inc. "A"* (a)	20,200	684,780
Interface, Inc. "A"*	21,641	307,735
iRobot Corp.*	6,600	119,196
Kimball International, Inc. "B"	12,900	313,470
La-Z-Boy, Inc. (a)	19,600	232,652
Levitt Corp. "A"	9,925	121,482
Lifetime Brands, Inc. (a)	4,200	69,006
M/I Homes, Inc.	6,300	240,597
Meritage Homes Corp.*	8,700	415,164
National Presto Industries, Inc.	1,400	83,818
Orleans Homebuilders, Inc.	1,400	26,320
Palm Harbor Homes, Inc.* (a)	4,450	62,389
Russ Berrie & Co., Inc.*	4,400	67,980
Sealy Corp.	8,500	125,375
Skyline Corp.	1,900	76,418
Stanley Furniture Co., Inc.	6,300	135,135
Tarragon Corp. (a)	5,150	62,676
Technical Olympic USA, Inc. (a)	13,125	133,481
Tempur-Pedic International, Inc.*	18,900	386,694
Tupperware Brands Corp.	23,990	542,414
Universal Electronics, Inc.*	3,941	82,840
WCI Communities, Inc.* (a)	16,000	306,880
Yankee Candle Co., Inc.	17,348	594,689
		7,730,995
Internet & Catalog Retail 0.5%
1-800 FLOWERS.COM, Inc. "A"*	12,600	77,616
Audible, Inc.*	11,800	93,574
Blue Nile, Inc.* (a)	7,400	272,986
dELiA*s, Inc.*	11,091	116,344
drugstore.com, Inc.*	27,200	99,552
FTD Group, Inc.*	7,610	136,143
Gaiam, Inc. "A"*	8,100	110,808
GSI Commerce, Inc.*	14,600	273,750
Netflix, Inc.* (a)	18,100	468,066
Overstock.com, Inc.* (a)	7,100	112,180
PetMed Express, Inc.*	10,600	141,510
Priceline.com, Inc.* (a)	10,616	462,964
	Shares	Value ($)

Stamps.com, Inc.*	10,500	165,375
Systemax, Inc.*	6,600	115,170
ValueVision Media, Inc. "A"*	11,000	144,540
		2,790,578
Leisure Equipment & Products 0.6%
Arctic Cat, Inc.	6,200	109,058
Callaway Golf Co.	28,700	413,567
JAKKS Pacific, Inc.*	13,500	294,840
K2, Inc.*	16,800	221,592
Leapfrog Enterprises, Inc.*	12,000	113,760
Marine Products Corp.	4,550	53,417
MarineMax, Inc.*	8,600	222,998
Marvel Entertainment, Inc.*	18,600	500,526
Nautilus, Inc. (a)	17,375	243,250
Oakley, Inc.	8,488	170,269
Polaris Industries, Inc. (a)	16,400	768,012
RC2 Corp.*	10,419	458,436
Smith & Wesson Holding Corp.* (a)	13,900	143,726
Steinway Musical Instruments, Inc.*	2,100	65,205
		3,778,656
Media 2.1%
ADVO, Inc.	12,450	405,870
Arbitron, Inc.	12,200	529,968
Belo Corp. "A"	44,200	811,954
Carmike Cinemas, Inc.	6,500	132,535
Catalina Marketing Corp.	19,000	522,500
Charter Communications, Inc. "A"* (a)	167,100	511,326
Citadel Broadcasting Corp.	18,900	188,244
CKX, Inc.*	19,100	224,043
Courier Corp.	3,150	122,755
Cox Radio, Inc. "A"*	15,800	257,540
Crown Media Holdings, Inc.*	6,100	22,143
Cumulus Media, Inc. "A"*	21,400	222,346
Emmis Communications Corp. "A"	18,094	149,094
Entercom Communications Corp.	12,900	363,522
Entravision Communications Corp. "A"*	24,500	201,390
Fisher Communications, Inc.*	2,200	97,262
GateHouse Media, Inc.	6,800	126,208
Gemstar-TV Guide International, Inc.*	93,500	374,935
Gray Television, Inc.	15,200	111,416
Harris Interactive, Inc.*	23,100	116,424
Interactive Data Corp.	13,000	312,520
Journal Communications, Inc. "A"	15,000	189,150
Journal Register Co.	22,403	163,542
Lakes Entertainment, Inc.*	7,800	84,162
Lee Enterprises, Inc.	17,000	528,020
Lin TV Corp. "A"*	12,100	120,395
Live Nation, Inc.*	27,900	624,960
LodgeNet Entertainment Corp.*	7,854	196,586
Martha Stewart Living Omnimedia, Inc. "A" (a)	10,622	232,622
Media General, Inc. "A"	10,800	401,436
Mediacom Communications Corp. "A"*	28,100	225,924
Morningstar, Inc.*	6,400	288,320
Outdoor Channel Holdings, Inc.*	3,437	44,097
Playboy Enterprises, Inc. "B"*	12,960	148,522
PRIMEDIA, Inc.*	72,300	122,187
ProQuest Co.*	11,900	124,355
	Shares	Value ($)

Radio One, Inc. "D"*	36,900	248,706
RCN Corp.*	10,400	313,560
Reader's Digest Association, Inc.	46,600	778,220
Salem Communications Corp. "A"	3,018	36,065
Scholastic Corp.*	17,500	627,200
Sinclair Broadcast Group, Inc. "A"	22,218	233,289
Spanish Broadcasting System, Inc. "A"*	16,969	69,742
Sun-Times Media Group, Inc. "A"	33,800	165,958
TiVo, Inc.* (a)	36,300	185,856
Valassis Communications, Inc.*	22,900	332,050
Value Line, Inc.	400	18,180
Westwood One, Inc.	35,800	252,748
World Wrestling Entertainment, Inc.	7,822	127,499
		12,687,346
Multiline Retail 0.4%
99 Cents Only Stores*	17,100	208,107
Big Lots, Inc.*	46,500	1,065,780
Conn's, Inc.* (a)	5,200	121,004
Freds, Inc.	21,768	262,087
Retail Ventures, Inc.*	9,300	177,072
The Bon-Ton Stores, Inc.	3,800	131,670
Tuesday Morning Corp. (a)	15,500	241,025
		2,206,745
Specialty Retail 3.4%
A.C. Moore Arts & Crafts, Inc.*	9,200	199,364
Aaron Rents, Inc.	18,150	522,357
Aeropostale, Inc.*	22,200	685,314
America's Car-Mart, Inc.* (a)	5,700	67,602
Asbury Automotive Group, Inc.	8,000	188,480
bebe stores, Inc.	12,400	245,396
Big 5 Sporting Goods Corp.	10,300	251,526
Blockbuster, Inc. "A"* (a)	92,500	489,325
Books-A-Million, Inc.	8,700	197,316
Borders Group, Inc.	28,100	628,035
Build-A-Bear-Workshop, Inc.* (a)	8,100	226,962
Cabela's, Inc. "A"*	12,400	299,212
Cache, Inc.*	7,550	190,562
Casual Male Retail Group, Inc.* (a)	16,600	216,630
Cato Corp. "A"	15,050	344,795
Charlotte Russe Holding, Inc.*	8,700	267,525
Charming Shoppes, Inc.*	56,500	764,445
Christopher & Banks Corp.	14,075	262,640
Citi Trends, Inc.* (a)	3,700	146,668
Cost Plus, Inc.*	12,001	123,610
CSK Auto Corp.*	17,860	306,299
Deb Shops, Inc.	1,100	29,040
Dress Barn, Inc.*	20,300	473,599
DSW, Inc. "A"* (a)	8,500	327,845
Genesco, Inc.*	8,700	324,510
Group 1 Automotive, Inc.	10,000	517,200
Guess?, Inc.*	8,300	526,469
Guitar Center, Inc.*	12,600	572,796
Gymboree Corp.*	14,200	541,872
Haverty Furniture Companies, Inc.	7,500	111,000
Hibbett Sporting Goods, Inc.*	15,505	473,368
Hot Topic, Inc.*	21,975	293,147
J. Crew Group, Inc.*	9,200	354,660
Jo-Ann Stores, Inc.* (a)	11,202	275,569
Jos. A. Bank Clothiers, Inc.* (a)	9,221	270,636
Lithia Motors, Inc. "A"	9,100	261,716
Men's Wearhouse, Inc.	19,100	730,766
	Shares	Value ($)

Midas, Inc.*	7,800	179,400
Monro Muffler Brake, Inc.	5,650	198,315
New York & Co., Inc.*	7,923	103,633
Pacific Sunwear of California, Inc.*	29,100	569,778
Payless ShoeSource, Inc.*	26,900	882,858
Pier 1 Imports, Inc.*	33,100	196,945
Rent-A-Center, Inc.*	32,500	959,075
Restoration Hardware, Inc.*	17,300	147,223
Select Comfort Corp.* (a)	22,800	396,492
Shoe Carnival, Inc.*	5,600	176,960
Sonic Automotive, Inc.	11,100	322,344
Stage Stores, Inc.	13,000	395,070
Stein Mart, Inc.	10,496	139,177
Talbots, Inc.	7,400	178,340
The Buckle, Inc.	3,226	164,042
The Children's Place Retail Stores, Inc.*	9,000	571,680
The Finish Line, Inc. "A"	22,200	317,016
The Pep Boys—Manny, Moe & Jack	20,200	300,172
Tween Brands, Inc.*	13,044	520,847
West Marine, Inc.*	9,600	165,792
Wet Seal, Inc. "A"*	31,500	210,105
Zale Corp.*	18,400	519,064
Zumiez, Inc.*	7,100	209,734
		20,532,318
Textiles, Apparel & Luxury Goods 1.7%
Brown Shoe Co., Inc.	10,650	508,431
Carter's, Inc.*	20,100	512,550
Cherokee, Inc.	3,700	158,767
Columbia Sportswear Co.	7,200	401,040
Crocs, Inc.*	3,300	142,560
Deckers Outdoor Corp.*	5,500	329,725
Fossil, Inc.*	20,700	467,406
Hartmarx Corp.*	9,700	68,482
Iconix Brand Group, Inc.*	20,800	403,312
K-Swiss, Inc. "A"	12,500	384,250
Kellwood Co.	9,582	311,607
Kenneth Cole Productions, Inc. "A"	6,744	161,788
Maidenform Brands, Inc.*	8,108	146,917
Movado Group, Inc.	9,700	281,300
Oxford Industries, Inc.	5,500	273,075
Perry Ellis International, Inc.*	4,200	172,200
Phillips-Van Heusen Corp.	22,500	1,128,825
Quicksilver, Inc.*	49,100	773,325
Skechers USA, Inc. "A"*	4,289	142,867
Steven Madden Ltd.	10,200	357,918
Stride Rite Corp.	16,400	247,312
The Warnaco Group, Inc.*	22,800	578,664
Timberland Co. "A"*	21,100	666,338
True Religion Apparel, Inc.* (a)	7,300	111,763
Under Armour, Inc. "A"*	9,800	494,410
UniFirst Corp.	5,000	192,050
Volcom, Inc.*	7,300	215,861
Weyco Group, Inc.	1,500	37,275
Wolverine World Wide, Inc.	22,100	630,292
Xerium Technologies, Inc.	4,967	48,627
		10,348,937
Consumer Staples 3.1%
Beverages 0.1%
Boston Beer Co., Inc. "A"*	3,500	125,930
Coca Cola Bottling Co.	1,600	109,488
Jones Soda Co.* (a)	13,600	167,280
	Shares	Value ($)

MGP Ingredients, Inc.	6,000	135,660
National Beverage Corp. (a)	4,800	67,344
		605,702
Food & Staples Retailing 0.9%
Arden Group, Inc. "A"	400	49,524
Casey's General Stores, Inc.	21,886	515,415
Central European Distribution Corp.* (a)	15,350	455,895
Great Atlantic & Pacific Tea Co., Inc.	6,568	169,060
Ingles Markets, Inc. "A"	6,600	196,614
Longs Drug Stores Corp.	12,283	520,554
Nash Finch Co.	7,500	204,750
Pantry, Inc.*	10,800	505,872
Pathmark Stores, Inc.*	26,700	297,705
Performance Food Group Co.*	17,000	469,880
Ruddick Corp.	14,600	405,150
Smart & Final, Inc.*	6,800	128,520
Spartan Stores, Inc.	11,600	242,788
The Andersons, Inc.	7,300	309,447
The Topps Co., Inc.	18,296	162,834
United Natural Foods, Inc.*	20,265	727,919
Weis Markets, Inc.	3,800	152,418
Wild Oats Markets, Inc.* (a)	15,689	225,608
		5,739,953
Food Products 1.1%
Alico, Inc.	1,300	65,819
Chiquita Brands International, Inc.	20,500	327,385
Darling International, Inc.*	26,100	143,811
Delta & Pine Land Co.	15,868	641,861
Diamond Foods, Inc.	5,246	99,726
Farmer Brothers Co.	1,700	36,295
Flowers Foods, Inc.	24,137	651,458
Gold Kist, Inc.*	24,700	519,194
Green Mountain Coffee Roasters, Inc.*	2,300	113,229
Hain Celestial Group, Inc.*	15,482	483,193
Imperial Sugar Co. (a)	6,000	145,260
J & J Snack Foods Corp.	4,400	182,160
Lancaster Colony Corp.	11,500	509,565
Lance, Inc.	10,600	212,848
Maui Land & Pineapple Co., Inc.*	1,700	57,664
Peet's Coffee & Tea, Inc.*	6,300	165,312
Pilgrim's Pride Corp.	15,500	456,165
Premium Standard Farms, Inc.	4,077	75,710
Ralcorp Holdings, Inc.*	11,060	562,843
Reddy Ice Holdings, Inc.	5,580	144,076
Sanderson Farms, Inc. (a)	8,950	271,096
Seaboard Corp.	100	176,500
Tootsie Roll Industries, Inc.	12,955	423,628
TreeHouse Foods, Inc.*	11,600	361,920
		6,826,718
Household Products 0.2%
Central Garden & Pet Co.*	10,700	518,094
Spectrum Brands, Inc.* (a)	19,200	209,280
WD-40 Co.	7,000	244,090
		971,464
Personal Products 0.6%
American Oriental Bioengineering, Inc.*	23,200	270,744
Chattem, Inc.*	9,100	455,728
Elizabeth Arden, Inc.*	13,900	264,795
	Shares	Value ($)

Inter Parfums, Inc.	1,900	36,461
Mannatech, Inc. (a)	7,800	114,894
Medifast, Inc.* (a)	6,300	79,254
NBTY, Inc.*	22,800	947,796
Nu Skin Enterprises, Inc. "A"	21,244	387,278
Parlux Fragrances, Inc.* (a)	9,000	50,130
Playtex Products, Inc.*	20,500	294,995
Prestige Brands Holdings, Inc.*	11,360	147,907
Revlon, Inc. "A"*	74,700	95,616
USANA Health Sciences, Inc.*	5,100	263,466
		3,409,064
Tobacco 0.2%
Alliance One International, Inc.*	38,300	270,398
Universal Corp.	12,868	630,661
Vector Group Ltd. (a)	13,899	246,707
		1,147,766
Energy 4.9%
Energy Equipment & Services 2.1%
Allis-Chalmers Energy, Inc.*	9,900	228,096
Atwood Oceanics, Inc.*	10,200	499,494
Basic Energy Services, Inc.*	4,100	101,065
Bristow Group, Inc.*	8,600	310,374
Bronco Drilling Co., Inc.*	7,667	131,796
CARBO Ceramics, Inc. (a)	9,000	336,330
Complete Production Services, Inc.*	12,900	273,480
Dawson Geophysical Co.*	5,000	182,150
Dril-Quip, Inc.*	8,200	321,112
Grey Wolf, Inc.*	74,600	511,756
Gulf Island Fabrication, Inc.	7,100	261,990
GulfMark Offshore, Inc.*	8,600	321,726
Hanover Compressor Co.*	40,900	772,601
Hercules Offshore, Inc.*	10,700	309,230
Hornbeck Offshore Services, Inc.*	9,000	321,300
Hydril*	9,000	676,710
Input/Output, Inc.*	26,400	359,832
Lone Star Technologies, Inc.*	12,236	592,345
Lufkin Industries, Inc.	7,500	435,600
Matrix Service Co.*	12,900	207,690
Metretek Technologies, Inc.*	9,500	117,040
NATCO Group, Inc. "A"*	7,500	239,100
Newpark Resources, Inc.*	33,425	240,994
Oil States International, Inc.*	19,200	618,816
Parker Drilling Co.*	40,200	328,434
PHI, Inc. (Non-Voting)*	4,800	157,104
Pioneer Drilling Co.*	17,900	237,712
RPC, Inc.	14,550	245,604
SulphCo, Inc.* (a)	12,400	58,528
Superior Energy Services, Inc.*	1	19
Superior Well Services, Inc.*	3,348	85,575
Trico Marine Services, Inc.*	7,000	268,170
Union Drilling, Inc.*	6,400	90,112
Universal Compression Holdings, Inc.*	13,700	850,907
Veritas DGC, Inc.*	14,600	1,250,198
W-H Energy Services, Inc.*	12,200	594,018
		12,537,008
Oil, Gas & Consumable Fuels 2.8%
Alon USA Energy, Inc.	4,077	107,266
Alpha Natural Resources, Inc.*	19,930	283,604
Arena Resources, Inc.*	5,400	230,634
Atlas America, Inc.*	7,832	399,197
	Shares	Value ($)

ATP Oil & Gas Corp.*	9,800	387,786
Aurora Oil & Gas Corp.*	23,500	75,435
Aventine Renewable Energy Holdings, Inc.*	15,100	355,756
Berry Petroleum Co. "A"	18,000	558,180
Bill Barrett Corp.*	10,560	287,338
Bois d'Arc Energy, Inc.*	5,005	73,223
Brigham Exploration Co.*	24,300	177,633
Callon Petroleum Co.*	6,400	96,192
Carrizo Oil & Gas, Inc.*	11,900	345,338
Clayton Williams Energy, Inc.*	2,800	101,668
Comstock Resources, Inc.*	16,324	507,023
Crosstex Energy, Inc.	13,800	437,322
Delek US Holdings, Inc.	2,400	39,336
Delta Petroleum Corp.* (a)	25,300	585,948
Edge Petroleum Corp.*	10,600	193,344
Encore Aquisition Co.*	25,700	630,421
Energy Partners Ltd.*	14,400	351,648
Evergreen Energy, Inc.* (a)	28,200	278,898
EXCO Resources, Inc.*	18,400	311,144
Exploration Co. of Delaware*	15,600	208,104
Gasco Energy, Inc.*	26,100	63,945
GeoGlobal Resources, Inc.* (a)	14,500	113,825
Geomet, Inc.*	4,300	44,720
Giant Industries, Inc.*	6,200	464,690
GMX Resources, Inc.* (a)	4,500	159,750
Goodrich Petroleum Corp.* (a)	7,100	256,878
Gulfport Energy Corp.*	3,100	42,129
Harvest Natural Resources, Inc.*	15,400	163,702
Houston Exploration Co.*	11,200	579,936
International Coal Group, Inc.* (a)	43,300	235,985
James River Coal Co.* (a)	10,600	98,368
Mariner Energy, Inc.*	28,260	553,896
MarkWest Hydrocarbon, Inc.	1,300	63,115
McMoRan Exploration Co.*	11,200	159,264
Meridian Resource Corp.*	27,800	85,902
NGP Capital Resources Co.	6,300	105,525
Pacific Ethanol, Inc.* (a)	9,110	140,203
Parallel Petroleum Corp.*	19,000	333,830
Penn Virginia Corp.	9,100	637,364
Petrohawk Energy Corp.*	66,675	766,762
Petroleum Development Corp.*	8,078	347,758
PetroQuest Energy, Inc.*	18,100	230,594
Quest Resource Corp.*	11,300	114,130
Rentech, Inc.* (a)	52,900	199,433
Rosetta Resources, Inc.*	22,152	413,578
Stone Energy Corp.*	10,379	366,898
Swift Energy Co.*	11,120	498,287
Syntroleum Corp.*	17,400	60,204
Toreador Resources Corp.* (a)	5,800	149,466
Transmeridian Exploration, Inc.* (a)	25,600	88,320
USEC, Inc.*	33,233	422,724
VAALCO Energy, Inc.*	28,200	190,350
Venoco, Inc.*	5,400	94,824
VeraSun Energy Corp.* (a)	10,300	203,425
Warren Resources, Inc.*	25,200	295,344
Western Refining, Inc.	10,100	257,146
Westmoreland Coal Co.*	1,900	37,373
Whiting Petroleum Corp.*	14,500	675,700
World Fuel Services Corp.	11,000	489,060
		17,226,841
	Shares	Value ($)

Financials 21.8%
Capital Markets 1.3%
Apollo Investment Corp.	39,823	892,035
Ares Capital Corp.	24,400	466,284
Calamos Asset Management, Inc. "A"	12,000	321,960
Capital Southwest Corp.	800	100,992
Cohen & Steers, Inc.	3,900	156,663
GAMCO Investors, Inc. "A"	3,200	123,072
GFI Group, Inc.*	6,240	388,502
Gladstone Capital Corp. (a)	5,000	119,300
Greenhill & Co., Inc. (a)	6,700	494,460
Harris & Harris Group, Inc.* (a)	11,800	142,662
Knight Capital Group, Inc. "A"*	48,900	937,413
LaBranche & Co., Inc.* (a)	19,600	192,668
MarketAxess Holdings, Inc.*	17,800	241,546
MCG Capital Corp.	28,800	585,216
MVC Capital, Inc.	5,400	72,144
optionsXpress Holdings, Inc.	9,510	215,782
Penson Worldwide, Inc.*	1,700	46,597
Piper Jaffray Companies, Inc.*	8,094	527,324
Sanders Morris Harris Group, Inc.	3,000	38,310
Stifel Financial Corp.*	4,000	156,920
SWS Group, Inc.	8,711	310,983
Thomas Weisel Partners Group, Inc.*	5,200	109,720
TradeStation Group, Inc.*	13,400	184,250
Waddell & Reed Financial, Inc. "A"	39,700	1,086,192
		7,910,995
Commercial Banks 7.3%
Alabama National BanCorp.	8,900	611,697
AMCORE Financial, Inc.	13,113	428,402
AmericanWest Bancorp.	2,890	69,996
Ameris Bancorp	4,160	117,229
Arrow Financial Corp.	3,700	91,649
BancFirst Corp.	1,600	86,400
BancTrust Financial Group, Inc.	2,300	58,696
Bank of Granite Corp.	4,390	83,278
Bank of the Ozarks, Inc.	5,100	168,606
BankFinancial Corp.	7,700	137,137
Banner Corp.	4,000	177,360
Boston Private Financial Holdings, Inc.	17,656	498,076
Cadence Financial Corp.	3,833	83,061
Camden National Corp.	2,900	133,748
Capital City Bank Group, Inc. (a)	4,043	142,718
Capital Corp. of the West	4,020	129,002
Capitol Bancorp., Ltd.	4,500	207,900
Cardinal Financial Corp.	11,600	118,900
Cascade Bancorp. (a)	14,925	463,123
Cathay General Bancorp.	24,236	836,384
Centennial Bank Holdings, Inc.*	22,100	209,066
Center Financial Corp.	5,700	136,629
Centerstate Banks of Florida, Inc.	1,900	39,710
Central Pacific Financial Corp.	15,212	589,617
Chemical Financial Corp.	14,544	484,315
Chittenden Corp.	23,326	715,875
Citizens Banking Corp.	21,800	577,700
City Holding Co.	7,200	294,408
CoBiz, Inc.	4,400	96,976
Columbia Bancorp. — Oregon	2,700	71,415
Columbia Banking System, Inc.	6,218	218,376
Community Bancorp.*	6,100	184,159
	Shares	Value ($)

Community Bank System, Inc.	14,500	333,500
Community Banks, Inc.	7,540	209,310
Community Trust Bancorp., Inc.	4,729	196,395
CVB Financial Corp.	23,622	341,574
Enterprise Financial Services Corp.	3,141	102,334
Farmers Capital Bank Corp.	1,500	51,195
First BanCorp. Puerto Rico (a)	32,200	306,866
First BanCorp.-North Carolina	4,050	88,452
First Charter Corp.	12,900	317,340
First Commonwealth Financial Corp.	33,682	452,349
First Community Bancorp.	11,784	615,950
First Community Bancshares, Inc.	3,449	136,442
First Financial Bancorp.	10,442	173,442
First Financial Bankshares, Inc.	6,986	292,434
First Financial Corp. — Indiana	3,810	135,065
First Indiana Corp.	3,325	84,322
First Merchants Corp.	6,928	188,372
First Midwest Bancorp., Inc.	23,700	916,716
First Regional Bancorp.*	2,235	76,191
First Republic Bank	13,150	513,902
First Source Corp.	4,049	130,094
First South Bancorp, Inc. (a)	3,000	95,670
First State Bancorp.	6,400	158,400
FirstMerit Corp.	38,400	926,976
FNB Corp.-Pennsylvania	31,600	577,332
FNB Corp.-Virginia	1,700	70,635
Frontier Financial Corp.	20,230	591,323
GB&T Bancshares, Inc.	5,375	119,164
Glacier Bancorp., Inc.	20,138	492,160
Great Southern Bancorp, Inc.	3,000	88,530
Greater Bay Bancorp.	24,500	645,085
Greene County Bancshares, Inc.	3,344	132,857
Hancock Holding Co.	13,000	686,920
Hanmi Financial Corp.	21,842	492,100
Harleysville National Corp.	10,130	195,610
Heartland Financial USA, Inc.	4,250	122,613
Heritage Commerce Corp.	3,100	82,584
Home Bancshares, Inc.	4,800	115,392
Horizon Financial Corp.	5,375	129,323
IBERIABANK Corp.	4,075	240,629
Independent Bank Corp.-Massachusetts	5,800	208,974
Independent Bank Corp.-Michigan	11,532	291,644
Integra Bank Corp.	7,522	207,005
Interchange Financial Services Corp.	9,250	212,658
International Bancshares Corp.	16,500	510,015
Intervest Bancshares Corp.*	3,600	123,876
Investors Bancorp, Inc.*	25,400	399,542
Irwin Financial Corp.	8,300	187,829
Lakeland Bancorp, Inc.	4,148	61,805
Lakeland Financial Corp.	3,200	81,696
Macatawa Bank Corp.	5,668	120,502
MainSource Financial Group, Inc.	3,859	65,367
MB Financial, Inc.	14,772	555,575
MBT Financial Corp.	3,700	56,684
Mercantile Bank Corp.	3,640	137,228
MetroCorp Bancshares, Inc.	1,350	28,404
Mid-State Bancshares	12,300	447,597
Midwest Banc Holdings, Inc. (a)	7,700	182,875
Nara Bancorp, Inc.	12,400	259,408
National Penn Bancshares, Inc.	17,336	351,054
NBT Bancorp, Inc.	13,897	354,512
	Shares	Value ($)

Northern Empire Bancshares* (a)	2,390	70,601
Old National Bancorp.	35,402	669,806
Old Second Bancorp, Inc.	3,898	114,211
Omega Financial Corp.	4,100	130,872
Oriental Financial Group, Inc.	7,442	96,374
Pacific Capital Bancorp.	22,944	770,460
Park National Corp.	5,050	499,950
Peoples Bancorp, Inc.	5,395	160,232
Pinnacle Financial Partners, Inc.*	5,000	165,900
Placer Sierra Bancshares	7,900	187,783
Preferred Bank, Los Angeles	2,900	174,261
PremierWest Bancorp.	3,881	61,941
PrivateBancorp, Inc.	9,200	382,996
Prosperity Bancshares, Inc.	13,500	465,885
Provident Bankshares Corp.	16,797	597,973
R & G Financial Corp. "B"	14,850	113,603
Renasant Corp.	4,500	137,835
Republic Bancorp., Inc.	38,128	513,203
Republic Bancorp., Inc. "A"	1,844	46,266
Royal Bancshares of Pennsylvania, Inc. "A"	343	9,023
S&T Bancorp, Inc.	9,060	314,110
S.Y. Bancorp, Inc.	3,360	94,080
Sandy Spring Bancorp., Inc.	6,600	251,988
Santander BanCorp.	1,284	22,919
SCBT Financial Corp.	2,184	91,138
Seacoast Banking Corp. of Florida	9,260	229,648
Security Bank Corp.	4,200	95,844
Shore Bancshares, Inc.	2,200	66,352
Sierra Bancorp.	900	26,406
Signature Bank*	14,700	455,406
Simmons First National Corp. "A"	4,100	129,355
Smithtown Bancorp, Inc. — Oklahoma	1,700	46,104
Southside Bancshares, Inc.	2,177	56,014
Southwest Bancorp., Inc.	5,700	158,802
State National Bancshares, Inc.	4,616	177,670
Sterling Bancorp.	9,618	189,475
Sterling Bancshares, Inc.	36,038	469,208
Sterling Financial Corp.	18,688	631,841
Sterling Financial Corp.-Pennsylvania	11,428	270,501
Suffolk Bancorp.	2,900	110,577
Sun Bancorp, Inc.*	4,943	104,149
Superior Bancorp.*	5,800	65,772
Susquehanna Bancshares, Inc.	26,947	724,335
SVB Financial Group*	17,000	792,540
Taylor Capital Group, Inc.	2,000	73,220
Texas Capital Bancshares, Inc.*	11,200	222,656
Texas United Bancshares, Inc.	5,600	192,304
The Bancorp, Inc.*	4,284	126,806
Tompkins Trustco, Inc.	2,610	118,625
TriCo Bancshares	4,600	125,166
Trustmark Corp.	24,900	814,479
U. S. B Holding Co., Inc.	3,803	91,652
UCBH Holdings, Inc.	44,900	788,444
UMB Financial Corp.	16,984	620,086
Umpqua Holdings Corp.	27,393	806,176
Union Bankshares Corp.	3,900	119,301
United Bankshares, Inc.	19,300	745,945
United Community Banks, Inc.	12,100	391,072
United Securities Bancshares (a)	1,700	40,970
Univest Corp. of Pennsylvania	3,150	96,012
Vineyard National Bancorp. Co.	6,830	157,227
	Shares	Value ($)

Virginia Commerce Bancorp, Inc.* (a)	6,196	123,176
Virginia Financial Group, Inc.	2,550	71,375
Washington Trust Bancorp, Inc.	3,700	103,193
WesBanco, Inc.	7,700	258,181
West Bancorp., Inc. (a)	5,045	89,700
West Coast Bancorp.	6,200	214,768
Westamerica Bancorp.	15,300	774,639
Western Alliance Bancorp.*	4,039	140,436
Wilshire Bancorp, Inc.	8,500	161,245
Wintrust Financial Corp.	12,550	602,651
Yardville National Bancorp.	4,500	169,740
		43,914,060
Consumer Finance 0.6%
Advance America Cash Advance Centers, Inc.	25,650	375,772
Advanta Corp. "B"	8,900	388,307
ASTA Funding, Inc. (a)	6,600	200,904
Cash America International, Inc.	11,600	544,040
CompuCredit Corp.* (a)	10,093	401,802
Credit Acceptance Corp.*	3,037	101,223
Dollar Financial Corp.*	7,000	195,020
EZCORP, Inc. "A"*	17,400	282,750
First Cash Financial Services, Inc.*	14,600	377,702
QC Holdings, Inc.*	1,332	21,259
Rewards Network, Inc.*	10,589	73,594
United PanAm Financial Corp.*	3,400	46,784
World Acceptance Corp.*	9,200	431,940
		3,441,097
Diversified Financial Services 0.3%
Asset Acceptance Capital Corp.*	7,334	123,358
Compass Diversified Trust	3,300	56,595
Financial Federal Corp.	9,750	286,748
International Securities Exchange Holdings, Inc.	15,400	720,566
Marlin Business Services Corp.*	3,540	85,066
Medallion Financial Corp.	4,300	53,191
PICOHoldings, Inc.*	2,600	90,402
Portfolio Recovery Associates, Inc.* (a)	8,000	373,520
Resource America, Inc.	6,400	168,960
		1,958,406
Insurance 2.7%
21st Century Insurance Group	10,400	183,560
Affirmative Insurance Holdings, Inc.	5,100	82,977
Alfa Corp.	12,100	227,601
American Equity Investment Life Holding Co.	28,272	368,384
American Physicians Capital, Inc.*	5,400	216,216
AmTrust Financial Services, Inc.* (a)	11,100	94,905
Argonaut Group, Inc.*	13,900	484,554
Baldwin & Lyons, Inc.	2,725	69,597
Bristol West Holdings, Inc.	5,500	87,065
Clark, Inc.	7,300	121,399
CNA Surety Corp.*	4,150	89,225
Commerce Group, Inc.	27,100	806,225
Crawford & Co. "B"	5,900	43,070
Delphi Financial Group, Inc. "A"	20,431	826,638
Direct General Corp.	7,100	146,544
Donegal Group, Inc. "A"	3,666	71,817
EMC Insurance Group, Inc.	1,400	47,768
Enstar Group, Inc.* (a)	1,100	105,490
	Shares	Value ($)

FBL Financial Group, Inc.	4,816	188,209
First Acceptance Corp.*	4,505	48,294
First Mercury Financial Corp.*	4,900	115,248
FPIC Insurance Group, Inc.*	6,100	237,717
Great American Financial Resources, Inc.	3,304	76,157
Harleysville Group, Inc.	6,800	236,776
Hilb, Rogal & Hobbs Co.	16,400	690,768
Horace Mann Educators Corp.	16,868	340,734
Independence Holding Co.	640	13,971
Infinity Property & Casualty Corp.	10,800	522,612
James River Group, Inc.*	2,620	84,678
Kansas City Life Insurance Co.	1,100	55,088
LandAmerica Financial Group, Inc.	6,600	416,526
Meadowbrook Insurance Group, Inc.*	14,900	147,361
National Financial Partners Corp.	15,900	699,123
National Interstate Corp.	5,269	128,037
National Western Life Insurance Co. "A"	700	161,098
Navigators Group, Inc.*	5,600	269,808
NYMAGIC, Inc.	1,400	51,240
Odyssey Re Holdings Corp.	5,702	212,685
Ohio Casualty Corp.	30,942	922,381
Phoenix Companies, Inc.	47,400	753,186
PMA Capital Corp. "A"*	14,700	135,534
Presidential Life Corp.	9,200	201,940
ProAssurance Corp.*	14,427	720,196
RLI Corp.	10,000	564,200
Safety Insurance Group, Inc.	7,400	375,254
SCPIE Holdings, Inc.*	3,100	81,034
Seabright Insurance Holdings*	7,912	142,495
Selective Insurance Group, Inc.	12,200	698,938
State Auto Financial Corp.	4,800	166,704
Stewart Information Services Corp.	7,700	333,872
The Midland Co.	3,800	159,410
Tower Group, Inc.	9,100	282,737
U.S.I. Holdings Corp.*	16,700	256,512
United Fire & Casualty Co.	9,300	327,825
Universal American Financial Corp.*	19,300	359,752
Zenith National Insurance Corp.	17,050	799,815
		16,050,950
Real Estate Investment Trusts 7.2%
Acadia Realty Trust (REIT)	10,827	270,892
Agree Realty Corp. (REIT)	4,300	147,791
Alexander's, Inc. (REIT)*	700	293,755
Alexandria Real Estate Equities, Inc. (REIT)	13,897	1,395,259
American Campus Communities, Inc. (REIT)	9,700	276,159
American Financial Realty Trust (REIT)	49,400	565,136
American Home Mortgage Investment Corp. (REIT)	17,035	598,269
Anthracite Capital, Inc. (REIT)	26,600	338,618
Anworth Mortgage Asset Corp. (REIT)	14,100	134,091
Arbor Realty Trust, Inc. (REIT)	6,600	198,594
Ashford Hospitality Trust (REIT)	22,000	273,900
BioMed Realty Trust, Inc. (REIT)	27,700	792,220
Capital Lease Funding, Inc. (REIT)	14,400	167,040
Capital Trust, Inc. "A" (REIT)	3,100	154,814
Cedar Shopping Centers, Inc. (REIT)	9,600	152,736
	Shares	Value ($)

Corporate Office Properties Trust (REIT)	16,900	852,943
Correctional Properties Trust (REIT)	7,600	245,708
Cousins Properties, Inc. (REIT)	19,900	701,873
Crescent Real Estate Equities Co. (REIT)	41,300	815,675
Crystal River Capital, Inc. (REIT)	3,200	81,696
Deerfield Triarc Capital Corp. (REIT)	17,900	303,047
DiamondRock Hospitality Co. (REIT)	25,000	450,250
Digital Realty Trust, Inc. (REIT)	10,700	366,261
EastGroup Properties, Inc. (REIT)	8,100	433,836
Education Realty Trust, Inc. (REIT)	12,990	191,862
Entertainment Properties Trust (REIT)	12,375	723,195
Equity Inns, Inc. (REIT)	20,400	325,584
Equity Lifestyle Properties, Inc. (REIT)	10,400	566,072
Equity One, Inc. (REIT)	17,850	475,881
Extra Space Storage, Inc. (REIT)	24,400	445,544
FelCor Lodging Trust, Inc. (REIT)	23,731	518,285
Fieldstone Investment Corp. (REIT) (a)	26,800	117,384
First Industrial Realty Trust, Inc. (REIT) (a)	21,500	1,008,135
First Potomac Realty Trust (REIT)	9,800	285,278
Franklin Street Properties Corp. (REIT)	23,319	490,865
Friedman, Billings, Ramsey Group, Inc. "A" (REIT)	58,500	468,000
Getty Realty Corp. (REIT)	5,200	160,680
Glimcher Realty Trust (REIT) (a)	12,900	344,559
GMH Communities Trust (REIT)	14,200	144,130
Gramercy Capital Corp. (REIT)	5,100	157,539
Healthcare Realty Trust, Inc. (REIT)	23,200	917,328
Hersha Hospitality Trust (REIT)	14,300	162,162
Highland Hospitality Corp. (REIT)	21,600	307,800
Highwoods Properties, Inc. (REIT)	27,000	1,100,520
Home Properties, Inc. (REIT) (a)	17,300	1,025,371
HomeBanc Corp. (REIT)	18,600	78,678
Impac Mortgage Holdings, Inc. (REIT)	28,900	254,320
Inland Real Estate Corp. (REIT)	31,000	580,320
Innkeepers USA Trust (REIT)	15,400	238,700
Investors Real Estate Trust (REIT)	12,800	131,328
Jer Investors Trust, Inc. (REIT)	8,200	169,494
Kite Realty Group Trust (REIT)	8,700	161,994
KKR Financial Corp. (REIT)	39,200	1,050,168
LaSalle Hotel Properties (REIT)	17,200	788,620
Lexington Corporate Properties Trust (REIT)	26,900	603,098
Longview Fibre Co. (REIT)	27,884	612,054
LTC Properties, Inc. (REIT)	7,400	202,094
Luminent Mortgage Capital, Inc. (REIT)	27,014	262,306
Maguire Properties, Inc. (REIT)	16,400	656,000
Medical Properties Trust, Inc. (REIT)	22,746	348,014
MFA Mortgage Investments, Inc. (REIT)	29,300	225,317
Mid-America Apartment Communities, Inc. (REIT)	11,800	675,432
MortgageIT Holdings, Inc. (REIT)	15,400	227,150
National Health Investors, Inc. (REIT)	9,600	316,800
	Shares	Value ($)

National Retail Properties, Inc. (REIT)	26,400	605,880
Nationwide Health Properties, Inc. (REIT)	39,000	1,178,580
Newcastle Investment Corp. (REIT)	21,500	673,380
Newkirk Realty Trust, Inc. (REIT)	6,100	110,044
NorthStar Realty Finance Corp. (REIT)	27,034	447,953
NovaStar Financial, Inc. (REIT) (a)	12,400	330,460
OMEGA Healthcare Investors, Inc. (REIT)	20,500	363,260
Parkway Properties, Inc. (REIT)	9,300	474,393
Pennsylvania Real Estate Investment Trust (REIT)	18,912	744,755
Post Properties, Inc. (REIT)	21,200	968,840
Potlatch Corp. (REIT)	15,626	684,731
PS Business Parks, Inc. (REIT)	5,900	417,189
RAIT Investment Trust (REIT)	22,600	779,248
Ramco-Gershenson Properties Trust (REIT)	6,900	263,166
Realty Income Corp. (REIT)	43,485	1,204,535
Redwood Trust, Inc. (REIT)	6,800	394,944
Republic Property Trust (REIT)	7,700	88,858
Saul Centers, Inc. (REIT)	3,500	193,165
Senior Housing Properties Trust (REIT)	23,000	563,040
Sovran Self Storage, Inc. (REIT)	6,400	366,592
Spirit Finance Corp. (REIT)	32,060	399,788
Strategic Hotels & Resorts, Inc. (REIT)	27,800	605,762
Sun Communities, Inc. (REIT)	6,300	203,868
Sunstone Hotel Investors, Inc. (REIT)	27,300	729,729
Tanger Factory Outlet Centers, Inc. (REIT)	11,500	449,420
The Mills Corp. (REIT)	22,100	442,000
Trustreet Properties, Inc. (REIT)	27,500	463,375
U-Store-It Trust (REIT)	26,300	540,465
Universal Health Realty Income Trust (REIT)	5,800	226,084
Urstadt Biddle Properties "A" (REIT)	5,400	103,086
Washington Real Estate Investment Trust (REIT)	21,800	872,000
Winston Hotels, Inc. (REIT)	9,300	123,225
Winthrop Realty Trust (REIT)	5,900	40,415
		43,580,854
Real Estate Management & Development 0.1%
Affordable Residential Communities (REIT)* (a)	11,374	132,507
Consolidated-Tomoka Land Co.	2,300	166,520
HouseValues, Inc.* (a)	6,200	34,906
Move, Inc.*	44,100	242,991
Tejon Ranch Co.*	3,800	212,192
		789,116
Thrifts & Mortgage Finance 2.3%
Accredited Home Lenders Holding Co.*	8,044	219,440
Anchor BanCorp Wisconsin, Inc.	10,000	288,200
Bank Mutual Corp.	29,241	354,109
BankAtlantic Bancorp., Inc. "A"	25,100	346,631
BankUnited Financial Corp. "A"	16,500	461,340
Berkshire Hills Bancorp., Inc.	2,300	76,958
Brookline Bancorp, Inc.	29,735	391,610
Charter Financial Corp.	1,400	72,128
	Shares	Value ($)

CharterMac	18,900	405,783
Citizens First Bancorp., Inc.	2,500	76,850
City Bank	4,461	159,704
Clifton Savings Bancorp, Inc.	2,400	29,256
Coastal Financial Corp.	4,062	68,039
Corus Bankshares, Inc. (a)	20,000	461,400
Dime Community Bancshares	13,469	188,701
Doral Financial Corp. (a)	47,100	135,177
Downey Financial Corp.	10,500	762,090
Federal Agricultural Mortgage Corp. "C"	5,300	143,789
Fidelity Bankshares, Inc.	13,400	531,578
First Busey Corp.	4,700	108,335
First Financial Holdings, Inc.	3,900	152,802
First Niagara Financial Group, Inc.	54,079	803,614
First Place Financial Corp.	4,500	105,705
FirstFed Financial Corp.* (a)	8,500	569,245
Flagstar Bancorp., Inc.	18,650	276,766
Flushing Financial Corp.	6,000	102,420
Franklin Bank Corp.*	11,300	232,102
Fremont General Corp.	26,900	436,049
ITLA Capital Corp.	2,800	162,148
Kearny Financial Corp.	6,797	109,160
KNBT Bancorp, Inc.	9,300	155,589
MAF Bancorp., Inc.	17,260	771,349
NASB Financial, Inc.	600	24,810
NetBank, Inc.	21,396	99,277
NewAlliance Bancshares, Inc.	44,700	733,080
Northwest Bancorp, Inc.	5,400	148,284
OceanFirst Financial Corp.	3,200	73,376
Ocwen Financial Corp.*	18,900	299,754
Partners Trust Financial Group, Inc.	21,995	256,022
PennFed Financial Services, Inc.	4,200	81,144
PFF Bancorp., Inc.	12,690	437,932
Provident Financial Services, Inc.	31,464	570,442
Provident New York Bancorp.	15,178	227,366
Rockville Financial, Inc.	1,400	24,990
Roma Financial Corp.*	4,300	71,208
TierOne Corp.	8,700	275,007
Triad Guaranty, Inc.*	6,200	340,194
TrustCo Bank Corp.	32,883	365,659
United Community Financial Corp.	12,342	151,066
ViewPoint Financial Group*	5,000	84,700
W Holding Co., Inc.	39,300	234,228
Wauwatosa Holdings, Inc.*	4,420	78,764
Willow Grove Bancorp, Inc.	4,000	59,680
WSFS Financial Corp.	2,400	160,632
		13,955,682
Health Care 11.5%
Biotechnology 2.9%
Acadia Pharmaceuticals, Inc.*	11,591	101,885
ADVENTRX Pharmaceuticals, Inc.* (a)	17,500	51,625
Alexion Pharmaceuticals, Inc.*	15,335	619,381
Alkermes, Inc.*	39,000	521,430
Alnylam Pharmaceuticals, Inc.* (a)	11,800	252,520
Altus Pharmaceuticals, Inc.*	2,000	37,700
Applera Corp.-Celera Genomics Group*	29,200	408,508
Arena Pharmaceuticals, Inc.*	23,500	303,385
ARIAD Pharmaceuticals, Inc.*	34,800	178,872
Array BioPharma, Inc.*	20,600	266,152
AVI BioPharma, Inc.*	20,200	64,236
	Shares	Value ($)

BioCryst Pharmaceuticals, Inc.* (a)	11,800	136,408
Bioenvision, Inc.*	19,600	90,944
BioMarin Pharmaceutical, Inc.*	40,028	656,059
Cell Genesys, Inc.* (a)	24,100	81,699
Cepheid, Inc.*	20,600	175,100
Coley Pharmaceutical Group, Inc.* (a)	5,613	54,390
Combinatorx, Inc.*	8,100	70,146
Cotherix, Inc.*	9,167	123,663
Cubist Pharmaceuticals, Inc.*	23,957	433,861
CV Therapeutics, Inc.* (a)	21,222	296,259
Cytokinetics, Inc.*	7,700	57,596
deCODE genetics, Inc.* (a)	25,300	114,609
Dendreon Corp.* (a)	38,900	162,213
Digene Corp.*	7,700	368,984
Encysive Pharmaceuticals, Inc.* (a)	30,946	130,283
Enzon Pharmaceuticals, Inc.*	25,800	219,558
Genitope Corp.* (a)	13,200	46,464
Genomic Health, Inc.*	3,441	64,003
Genta, Inc.*	61,400	27,169
Geron Corp.* (a)	24,000	210,720
GTx, Inc.*	2,946	52,557
Hana Biosciences, Inc.* (a)	10,100	64,337
Human Genome Sciences, Inc.* (a)	52,900	658,076
ICOS Corp.*	30,100	1,017,079
Idenix Pharmaceuticals, Inc.* (a)	11,304	98,232
Incyte Corp.*	40,100	234,184
Indevus Pharmaceuticals, Inc.* (a)	27,800	197,380
InterMune, Inc.* (a)	13,800	424,350
Isis Pharmaceuticals, Inc.*	35,368	393,292
Keryx Biopharmaceuticals, Inc.*	21,400	284,620
Lexicon Genetics, Inc.*	21,622	78,055
Mannkind Corp.*	13,700	225,913
Martek Biosciences Corp.*	14,600	340,764
Maxygen, Inc.*	9,100	98,007
Medarex, Inc.*	55,100	814,929
Metabasis Therapeutics, Inc.*	6,300	47,376
Momenta Pharmaceutical, Inc.*	7,500	117,975
Monogram Biosciences, Inc.*	62,900	111,962
Myriad Genetics, Inc.*	15,100	472,630
Nabi Biopharmaceuticals*	28,633	194,132
Neurocrine Biosciences, Inc.*	19,400	202,148
Northfield Laboratories, Inc.* (a)	13,900	56,573
Novavax, Inc.* (a)	33,400	136,940
NPS Pharmaceuticals, Inc.*	22,270	100,883
Nuvelo, Inc.* (a)	20,533	82,132
Onyx Pharmaceuticals, Inc.* (a)	19,600	207,368
OSI Pharmaceuticals, Inc.*	23,500	822,030
Panacos Pharmaceuticals, Inc.*	17,800	71,378
Peregrine Pharmaceuticals, Inc.*	92,200	106,952
Pharmion Corp.*	12,300	316,602
Progenics Pharmaceuticals, Inc.*	10,400	267,696
Regeneron Pharmaceuticals, Inc.*	22,659	454,766
Renovis, Inc.*	11,600	36,656
Rigel Pharmaceuticals, Inc.*	12,300	146,001
Sangamo BioSciences, Inc.* (a)	17,100	112,860
Savient Pharmaceuticals, Inc.*	31,189	349,629
Senomyx, Inc.*	11,020	143,150
Sirna Therapeutics, Inc.*	14,400	187,344
Solexa, Inc.*	13,800	181,470
Tanox, Inc.*	13,200	262,680
Telik, Inc.* (a)	25,100	111,193
Trimeris, Inc.*	10,102	128,396
	Shares	Value ($)

United Therapeutics Corp.*	9,428	512,600
ZymoGenetics, Inc.*	16,400	255,348
		17,504,467
Health Care Equipment & Supplies 3.1%
Abaxis, Inc.*	10,600	204,050
ABIOMED, Inc.* (a)	7,900	111,390
Adeza Biomedical Corp.*	7,000	104,370
Align Technology, Inc.* (a)	22,300	311,531
American Medical Systems Holdings, Inc.*	32,300	598,196
Analogic Corp.	7,000	392,980
AngioDynamics, Inc.*	7,000	150,430
Arrow International, Inc.	8,100	286,578
ArthroCare Corp.*	12,400	495,008
Aspect Medical Systems, Inc.*	7,400	139,194
Biosite, Inc.*	8,115	396,418
Candela Corp.*	10,800	133,596
Cerus Corp.*	9,500	55,670
Conceptus, Inc.*	11,300	240,577
Conmed Corp.*	12,261	283,474
Conor Medsystems, Inc.*	14,550	455,851
Cyberonics, Inc.* (a)	10,851	223,965
Datascope Corp.	4,206	153,267
Dexcom, Inc.*	9,211	90,820
DJO, Inc.*	8,600	368,252
ev3, Inc.*	5,153	88,786
Foxhollow Technologies, Inc.*	9,100	196,378
Greatbatch, Inc.*	7,800	209,976
Haemonetics Corp.*	10,100	454,702
HealthTronics, Inc.*	16,000	106,560
Hologic, Inc.*	22,400	1,059,072
I-Flow Corp.*	10,500	156,975
ICU Medical, Inc.*	7,700	313,236
Immucor, Inc.*	27,593	806,543
Integra LifeSciences Holdings*	10,000	425,900
IntraLase Corp.*	6,900	154,422
Invacare Corp.	11,500	282,325
Inverness Medical Innovations, Inc.*	14,600	565,020
IRIS International, Inc.*	9,000	113,850
Kensey Nash Corp.*	5,100	162,180
Kyphon, Inc.*	19,900	803,960
LifeCell Corp.* (a)	15,400	371,756
Medical Action Industries, Inc.*	2,600	83,824
Mentor Corp.	14,592	713,111
Meridian Bioscience, Inc.	9,100	223,223
Merit Medical System, Inc.*	13,144	208,201
Natus Medical, Inc.*	8,900	147,829
Neurometrix, Inc.* (a)	7,100	105,861
NuVasive, Inc.*	16,300	376,530
NxStage Medical, Inc.*	2,885	24,176
OraSure Technologies, Inc.*	20,700	170,982
Palomar Medical Technologies, Inc.* (a)	8,100	410,427
PolyMedica Corp.	11,700	472,797
Quidel Corp.*	10,700	145,734
Sirona Dental Systems, Inc.	8,300	319,633
SonoSite, Inc.*	8,628	266,864
Spectranetics Corp.*	12,200	137,738
Stereotaxis, Inc.* (a)	11,050	114,036
STERIS Corp.	33,200	835,644
SurModics, Inc.* (a)	8,200	255,184
Symmetry Medical, Inc.*	12,600	174,258
	Shares	Value ($)

ThermoGenesis Corp.*	26,500	114,215
Thoratec Corp.*	24,760	435,281
Viasys Healthcare, Inc.*	12,100	336,622
Vital Signs, Inc.	2,200	109,824
West Pharmaceutical Services, Inc.	13,072	669,679
Wright Medical Group, Inc.*	13,800	321,264
Young Innovations, Inc.	1,000	33,300
Zoll Medical Corp.*	5,900	343,616
		19,017,111
Health Care Providers & Services 2.3%
Air Methods Corp.*	6,100	170,312
Alliance Imaging, Inc.*	6,400	42,560
Amedisys, Inc.* (a)	9,599	315,519
AMERIGROUP Corp.*	20,600	739,334
AMN Healthcare Services, Inc.*	12,000	330,480
AmSurg Corp.*	15,100	347,300
Apria Healthcare Group, Inc.*	17,900	477,035
Bio-Reference Laboratories, Inc.*	6,400	143,936
Capital Senior Living Corp.*	6,400	68,096
Centene Corp.*	17,300	425,061
Chemed Corp.	10,100	373,498
CorVel Corp.*	4,650	221,201
Cross Country Healthcare, Inc.*	15,400	336,028
Five Star Quality Care, Inc.*	17,800	198,470
Genesis HealthCare Corp.*	9,950	469,938
Gentiva Health Services, Inc.*	12,800	243,968
HealthExtras, Inc.*	14,100	339,810
Healthspring, Inc.*	6,400	130,240
Healthways, Inc.* (a)	15,400	734,734
Horizon Health Corp.*	8,800	172,216
Hythiam, Inc.* (a)	12,400	114,576
inVentiv Health, Inc.*	12,900	456,015
Kindred Healthcare, Inc.*	13,600	343,400
Landauer, Inc.	3,300	173,151
LCA-Vision, Inc. (a)	8,000	274,880
LHC Group, Inc.*	3,349	95,480
Magellan Health Services, Inc.*	16,900	730,418
Matria Healthcare, Inc.*	10,553	303,188
MedCath Corp.*	5,100	139,536
Molina Healthcare, Inc.*	4,300	139,793
MWI Veterinary Supply, Inc.*	1,589	51,325
National Healthcare Corp.	1,800	99,360
Odyssey HealthCare, Inc.*	15,675	207,851
Option Care, Inc.	14,800	210,900
Owens & Minor, Inc.	15,000	469,050
Providence Service Corp.* (a)	7,038	176,865
PSS World Medical, Inc.*	29,663	579,318
Psychiatric Solutions, Inc.*	22,300	836,696
Radiation Therapy Services, Inc.*	4,300	135,536
RehabCare Group, Inc.*	8,100	120,285
Res-Care, Inc.*	10,000	181,500
Sun Healthcare Group, Inc.*	13,200	166,716
Sunrise Senior Living, Inc.*	17,650	542,208
Symbion, Inc.*	6,100	112,911
United Surgical Partners International, Inc.*	20,550	582,592
VistaCare, Inc. "A"*	6,500	65,975
		13,589,261
Health Care Technology 0.5%
Allscripts Healthcare Solutions, Inc.*	21,900	591,081
Computer Programs & Systems, Inc.	5,800	197,142
	Shares	Value ($)

Dendrite International, Inc.*	14,424	154,481
Eclipsys Corp.*	17,106	351,700
Emageon, Inc.*	11,000	168,960
Merge Technologies, Inc.*	10,900	71,504
Omnicell, Inc.*	13,800	257,094
Per-Se Technologies, Inc.*	16,849	468,065
Phase Forward, Inc.*	12,243	183,400
TriZetto Group, Inc.*	21,200	389,444
Vital Images, Inc.*	7,200	250,560
		3,083,431
Life Sciences Tools & Services 1.2%
Advanced Magnetics, Inc.*	4,300	256,796
Affymetrix, Inc.*	27,600	636,456
Albany Molecular Research, Inc.*	11,000	116,160
Bio-Rad Laboratories, Inc. "A"*	7,100	585,892
Bruker BioSciences Corp.*	13,138	98,666
Cambrex Corp.	10,303	234,084
Dionex Corp.*	8,660	491,109
Diversa Corp.*	10,600	115,328
Enzo Biochem, Inc.* (a)	13,937	198,881
eResearch Technology, Inc.* (a)	22,200	149,406
Exelixis, Inc.*	35,900	323,100
Illumina, Inc.*	19,000	746,890
Kendle International, Inc.*	6,700	210,715
Luminex Corp.*	11,700	148,590
Molecular Devices Corp.*	7,800	164,346
Nektar Therapeutics* (a)	37,000	562,770
PAREXEL International Corp.*	13,260	384,142
Pharmanet Development Group, Inc.*	9,300	205,251
PRA International*	6,900	174,363
Varian, Inc.*	15,128	677,583
Ventana Medical Systems, Inc.*	14,292	614,985
		7,095,513
Pharmaceuticals 1.5%
Adams Respiratory Therapeutics, Inc.*	13,700	559,097
Adolor Corp.*	20,900	157,168
Akorn, Inc.*	14,600	91,250
Alpharma, Inc. "A"	16,190	390,179
AtheroGenics, Inc.* (a)	20,600	204,146
Auxilium Pharmaceuticals, Inc.*	13,300	195,377
AVANIR Pharmaceuticals "A"* (a)	23,000	53,130
Bentley Pharmaceuticals, Inc.* (a)	8,600	87,462
Bradley Pharmaceuticals, Inc.*	7,200	148,176
Caraco Pharmaceutical Laboratories Ltd.*	1,500	21,000
Cypress Bioscience, Inc.*	17,600	136,400
DepoMed, Inc.*	17,800	61,410
Durect Corp.*	20,000	88,800
Emisphere Technologies, Inc.* (a)	13,500	71,415
Hi-Tech Pharmacal Co., Inc.*	4,150	50,506
K-V Pharmaceutical Co. "A"*	17,350	412,583
Medicines Co.*	19,300	612,196
Medicis Pharmaceutical Corp. "A"	22,300	783,399
MGI Pharma, Inc.*	31,800	585,438
Nastech Pharmaceutical Co., Inc.*	11,000	166,430
New River Pharmaceuticals, Inc.* (a)	6,600	361,086
Noven Pharmaceuticals, Inc.*	12,100	307,945
Pain Therapeutics, Inc.* (a)	16,200	144,180
Par Pharmaceutical Companies, Inc.*	13,100	293,047
	Shares	Value ($)

Penwest Pharmaceuticals Co.* (a)	12,300	204,426
Perrigo Co.	36,298	627,955
POZEN, Inc.* (a)	15,400	261,646
Salix Pharmaceuticals Ltd.*	22,250	270,782
Santarus, Inc.*	21,200	165,996
Sciele Pharma, Inc.*	14,000	336,000
Somaxon Pharmaceuticals, Inc.*	1,400	19,866
SuperGen, Inc.*	27,283	138,598
Valeant Pharmaceuticals International	36,900	636,156
ViroPharma, Inc.*	27,400	401,136
Xenoport, Inc.*	7,120	174,796
		9,219,177
Industrials 13.9%
Aerospace & Defense 1.4%
AAR Corp.*	13,650	398,443
Argon ST, Inc.*	4,283	92,256
BE Aerospace, Inc.*	35,500	911,640
Ceradyne, Inc.*	10,775	608,787
Cubic Corp.	5,400	117,180
Curtiss-Wright Corp.	21,000	778,680
DynCorp International, Inc. "A"*	14,200	225,354
EDO Corp.	5,800	137,692
Essex Corp.*	10,200	243,882
Esterline Technologies Corp.*	9,500	382,185
GenCorp, Inc.* (a)	27,183	381,106
HEICO Corp. (a)	10,500	407,715
Herley Industries, Inc.*	11,800	191,042
Hexcel Corp.* (a)	37,600	654,616
Innovative Solutions & Support, Inc.*	6,250	106,438
Ionatron, Inc.* (a)	14,729	60,389
K&F Industries Holdings, Inc.*	6,036	137,078
Ladish Co., Inc.*	7,400	274,392
Moog, Inc. "A"*	13,875	529,886
MTC Technologies, Inc.*	2,900	68,295
Orbital Sciences Corp.*	23,260	428,914
Taser International, Inc.* (a)	25,700	195,577
Teledyne Technologies, Inc.*	14,922	598,820
Triumph Group, Inc.	6,800	356,524
United Industrial Corp.	5,100	258,825
		8,545,716
Air Freight & Logistics 0.4%
ABX Air, Inc.*	27,400	189,882
Atlas Air Worldwide Holdings, Inc.*	7,517	334,507
Dynamex, Inc.*	3,080	71,949
EGL, Inc.*	12,080	359,742
Forward Air Corp.	13,737	397,411
Hub Group, Inc. "A"*	15,500	427,025
Pacer International, Inc.	18,800	559,676
		2,340,192
Airlines 0.6%
Airtran Holdings, Inc.*	36,400	427,336
Alaska Air Group, Inc.*	15,900	628,050
ExpressJet Holdings, Inc.*	24,900	201,690
Frontier Airlines Holdings, Inc.* (a)	20,529	151,914
JetBlue Airways Corp.* (a)	71,800	1,019,560
Mesa Air Group, Inc.*	20,000	171,400
Republic Airways Holdings, Inc.*	14,079	236,246
SkyWest, Inc.	30,700	783,157
		3,619,353
	Shares	Value ($)

Building Products 0.7%
AAON, Inc.	3,200	84,096
American Woodmark Corp. (a)	6,500	272,025
Ameron International Corp.	3,100	236,747
Apogee Enterprises, Inc.	13,700	264,547
Builders FirstSource, Inc.*	8,500	151,555
ElkCorp.	10,560	433,910
Goodman Global, Inc.*	7,900	135,880
Griffon Corp.*	16,070	409,785
Insteel Industries, Inc.	8,000	142,320
Jacuzzi Brands, Inc.*	29,914	371,831
NCI Building Systems, Inc.*	8,300	429,525
PW Eagle, Inc. (a)	5,500	189,750
Simpson Manufacturing Co., Inc. (a)	17,200	544,380
Trex Co., Inc.* (a)	5,900	135,051
Universal Forest Products, Inc.	8,600	400,932
		4,202,334
Commercial Services & Supplies 4.1%
ABM Industries, Inc.	15,900	361,089
Acco Brands Corp.*	17,100	452,637
Administaff, Inc.	8,800	376,376
American Ecology Corp.	8,000	148,080
American Reprographics Co.*	11,240	374,404
AMREP Corp. (a)	1,300	159,250
Banta Corp.	9,200	334,880
Barrett Business Services, Inc.	1,700	39,814
Bowne & Co., Inc.	15,300	243,882
Brady Corp. "A"	20,700	771,696
Casella Waste Systems, Inc. "A"*	8,600	105,178
CBIZ, Inc.*	23,228	161,899
CDI Corp.	4,600	114,540
Central Parking Corp.	4,233	76,194
Cenveo, Inc.*	20,880	442,656
Clean Harbors, Inc.*	6,900	334,029
COMSYS IT Partners, Inc.*	7,874	159,134
Consolidated Graphics, Inc.*	6,000	354,420
Cornell Companies, Inc.*	3,100	56,823
CoStar Group, Inc.*	8,000	428,480
CRA International, Inc.*	5,400	282,960
Deluxe Corp.	20,300	511,560
Diamond Management & Technology Consultants, Inc.	14,000	174,160
Ennis, Inc.	11,400	278,844
Exponent, Inc.*	4,700	87,702
First Advantage Corp. "A"*	4,100	94,136
First Consulting Group, Inc.*	6,600	90,816
FTI Consulting, Inc.*	15,000	418,350
G & K Services, Inc. "A"	7,672	298,364
Geo Group, Inc.*	10,050	377,076
Global Cash Access, Inc.*	12,100	196,383
Healthcare Services Group, Inc.	12,625	365,620
Heidrick & Struggles International, Inc.*	9,144	387,340
Herman Miller, Inc.	30,800	1,119,888
Hudson Highland Group, Inc.*	12,200	203,496
Huron Consulting Group, Inc.*	6,371	288,861
ICT Group, Inc.*	2,000	63,180
IHS, Inc. "A"*	8,400	331,632
IKON Office Solutions, Inc.	52,100	852,877
Innerworkings, Inc.*	4,600	73,416
John H. Harland Co.	12,000	602,400
Kelly Services, Inc. "A"	9,400	272,036
	Shares	Value ($)

Kenexa Corp.*	8,233	273,830
Kforce, Inc.*	14,900	181,333
Knoll, Inc.	17,556	386,232
Korn/Ferry International*	15,923	365,592
Labor Ready, Inc.*	21,000	384,930
Layne Christensen Co.*	6,100	200,263
LECG Corp.*	8,400	155,232
M&F Worldwide Corp.*	4,800	121,248
McGrath Rentcorp.	8,000	245,040
Mine Safety Appliances Co.	11,600	425,140
Mobile Mini, Inc.*	16,548	445,803
Navigant Consulting, Inc.*	18,175	359,138
On Assignment, Inc.*	15,100	177,425
PeopleSupport, Inc.*	10,300	216,815
PHH Corp.*	25,000	721,750
Pike Electric Corp.*	5,208	85,047
Resources Connection, Inc.*	22,900	729,136
Rollins, Inc.	12,375	273,611
SAIC, Inc.*	37,500	667,125
Schawk, Inc.	7,400	144,596
School Specialty, Inc.*	11,800	442,382
Sirva, Inc.*	17,700	61,596
SITEL Corp.*	19,200	81,024
Spherion Corp.*	22,543	167,494
Standard Parking Corp.*	1,400	53,774
Standard Register Co.	4,800	57,600
Synagro Technologies, Inc.	18,500	81,770
Taleo Corp. "A"*	3,816	52,165
Team, Inc.*	4,600	160,218
TeleTech Holdings, Inc.*	16,300	389,244
Tetra Tech, Inc.*	27,616	499,573
The Advisory Board Co.*	7,400	396,196
United Stationers, Inc.*	15,151	707,400
Viad Corp.	9,400	381,640
Volt Information Sciences, Inc.*	4,400	220,924
Waste Connections, Inc.*	18,650	774,908
Waste Industries USA, Inc.	2,000	61,040
Waste Services, Inc.*	9,233	90,945
Watson Wyatt Worldwide, Inc. "A"	17,700	799,155
		24,904,892
Construction & Engineering 0.6%
Comfort Systems USA, Inc.	14,800	187,072
EMCOR Group, Inc.*	12,600	716,310
Granite Construction, Inc.	14,850	747,252
Infrasource Services, Inc.*	9,657	210,233
Insituform Technologies, Inc. "A"*	12,590	325,577
Integrated Electrical Services, Inc.*	4,300	76,497
Perini Corp.*	11,100	341,658
Sterling Construction Co., Inc.*	5,300	115,328
Washington Group International, Inc.*	14,000	837,060
		3,556,987
Electrical Equipment 1.6%
A.O. Smith Corp.	7,660	287,710
Acuity Brands, Inc.	19,431	1,011,189
American Superconductor Corp.* (a)	14,900	146,169
Baldor Electric Co.	14,797	494,516
Belden CDT, Inc.	18,338	716,832
Capstone Turbine Corp.* (a)	36,200	44,526
China BAK Battery, Inc.* (a)	11,300	73,676
Encore Wire Corp.* (a)	10,550	232,206
	Shares	Value ($)

Energy Conversion Devices, Inc.* (a)	15,609	530,394
EnerSys*	17,500	280,000
Evergreen Solar, Inc.* (a)	25,700	194,549
First Solar, Inc.*	9,600	286,080
Franklin Electric Co., Inc.	9,900	508,761
FuelCell Energy, Inc.* (a)	28,800	186,048
General Cable Corp.*	20,850	911,353
Genlyte Group, Inc.*	11,700	913,887
GrafTech International Ltd.*	36,998	256,026
II-VI, Inc.*	12,400	346,456
Lamson & Sessions Co.* (a)	8,200	198,932
LSI Industries, Inc.	9,575	190,064
Medis Technologies Ltd.* (a)	10,365	180,662
Plug Power, Inc.* (a)	39,271	152,764
Powell Industries, Inc.*	2,100	66,297
Power-One, Inc.*	24,200	176,176
Regal-Beloit Corp.	11,700	614,367
Superior Essex, Inc.*	9,840	327,180
Vicor Corp.	6,174	68,593
Woodward Governor Co.	11,300	448,723
		9,844,136
Industrial Conglomerates 0.1%
Raven Industries, Inc.	7,100	190,280
Sequa Corp. "A"*	2,400	276,144
Standex International Corp.	3,800	114,494
Tredegar Corp.	12,155	274,825
		855,743
Machinery 2.6%
3D Systems Corp.* (a)	3,700	59,052
Accuride Corp.*	7,066	79,563
Actuant Corp. "A"	12,700	605,155
Albany International Corp. "A"	10,952	360,430
American Railcar Industries, Inc.	4,500	153,180
American Science & Engineering, Inc.* (a)	4,600	273,746
Ampco-Pittsburgh Corp.	4,400	147,312
Astec Industries, Inc.*	6,860	240,786
ASV, Inc.* (a)	11,600	188,732
Badger Meter, Inc.	4,512	124,982
Barnes Group, Inc.	17,400	378,450
Basin Water, Inc.* (a)	4,600	31,142
Blount International, Inc.*	13,600	183,056
Briggs & Stratton Corp.	19,600	528,220
Bucyrus International, Inc. "A"	12,550	649,588
Cascade Corp.	5,200	275,080
CIRCOR International, Inc.	5,200	191,308
Clarcor, Inc.	24,700	835,107
Columbus McKinnon Corp.*	8,100	170,262
Commercial Vehicle Group, Inc.*	7,375	160,775
Dynamic Materials Corp.	6,300	177,030
EnPro Industries, Inc.*	8,200	272,322
ESCO Technologies, Inc.*	9,734	442,313
Federal Signal Corp.	20,630	330,905
Flanders Corp.*	7,900	78,210
Freightcar America, Inc.	4,800	266,160
Gehl Co.*	6,315	173,852
Gorman-Rupp Co.	3,187	117,823
Greenbrier Companies, Inc.	5,800	174,000
Kadant, Inc.*	6,680	162,858
Kaydon Corp.	12,690	504,301
L.B. Foster Co. "A"*	4,900	126,959
Lindsay Manufacturing Co.	6,650	217,123
	Shares	Value ($)

Middleby Corp.*	3,600	376,812
Miller Industries, Inc.*	3,000	72,000
Mueller Industries, Inc.	17,200	545,240
Mueller Water Products, Inc. "A"	48,200	716,734
NACCO Industries, Inc. "A"	2,125	290,275
Navistar International Corp.*	24,800	829,064
Nordson Corp.	14,400	717,552
RBC Bearings, Inc.*	9,345	267,828
Robbins & Myers, Inc.	7,100	326,032
Tecumseh Products Co. "A"*	9,741	164,623
Tennant Co.	7,800	226,200
Titan International, Inc. (a)	9,800	197,470
TurboChef Technologies, Inc.* (a)	8,000	136,160
Valmont Industries, Inc.	8,200	455,018
Wabash National Corp.	14,500	218,950
Wabtec Corp.	19,771	600,643
Watts Water Technologies, Inc. "A"	12,780	525,386
		15,345,769
Marine 0.2%
American Commercial Lines, Inc.*	12,700	831,977
Horizon Lines, Inc. "A"	6,264	168,878
		1,000,855
Road & Rail 0.9%
AMERCO*	5,000	435,050
Arkansas Best Corp.	11,889	428,004
Celadon Group, Inc.*	12,500	209,375
Dollar Thrifty Automotive Group, Inc.*	12,200	556,442
Florida East Coast Industries, Inc.	16,200	965,520
Genesee & Wyoming, Inc.*	13,900	364,736
Heartland Express, Inc.	23,781	357,191
Knight Transportation, Inc.	21,492	366,439
Marten Transport Ltd.*	7,400	135,642
Old Dominion Freight Line, Inc.*	14,250	342,997
P.A.M. Transportation Services, Inc.*	1,226	26,997
Patriot Transportation Holding, Inc.*	300	28,008
RailAmerica, Inc.*	20,900	336,072
Saia, Inc.*	7,849	182,175
U.S. Xpress Enterprises, Inc. "A"*	6,100	100,467
Universal Truckload Services, Inc.*	3,310	78,612
USA Truck, Inc.*	4,300	69,015
Werner Enterprises, Inc.	26,400	461,472
		5,444,214
Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	19,750	519,623
Beacon Roofing Supply, Inc.*	20,708	389,725
BlueLinx Holdings, Inc.	6,130	63,752
Electro Rent Corp.*	5,900	98,530
H&E Equipment Services, Inc.*	6,100	151,097
Houston Wire & Cable Co.* (a)	5,200	108,680
Interline Brands, Inc.*	9,900	222,453
Kaman Corp.	11,000	246,290
Lawson Products, Inc.	800	36,712
NuCo2, Inc.*	7,400	181,966
Rush Enterprises, Inc. "A"*	11,000	186,120
TAL International Group, Inc.	5,600	149,464
TransDigm Group, Inc.*	3,490	92,520
UAP Holding Corp.	24,400	614,392
Watsco, Inc.	12,253	577,851
	Shares	Value ($)

Williams Scotsman International, Inc.*	14,600	286,452
		3,925,627
Transportation Infrastructure 0.0%
Interpool, Inc.	3,511	82,017
Star Maritime Acquisition Corp.* (a)	7,800	76,518
		158,535
Information Technology 18.1%
Communications Equipment 2.8%
3Com Corp.*	180,400	741,444
Acme Packet, Inc.*	5,800	119,712
ADTRAN, Inc.	31,200	708,240
Anaren, Inc.*	8,470	150,427
Andrew Corp.*	72,000	736,560
Arris Group, Inc.*	43,000	537,930
Avanex Corp.* (a)	80,700	152,523
Avocent Corp.*	23,600	798,860
Bel Fuse, Inc. "B"	3,535	122,983
Black Box Corp.	8,874	372,619
Blue Coat Systems, Inc.*	7,700	184,415
Bookham, Inc.* (a)	38,900	158,323
C-COR, Inc.*	17,966	200,141
Carrier Access Corp.*	6,600	43,296
CommScope, Inc.*	23,700	722,376
Comtech Group, Inc.* (a)	9,100	165,529
Comtech Telecommunications Corp.*	10,850	413,060
Digi International, Inc.*	10,500	144,795
Ditech Networks, Inc.*	15,800	109,336
Dycom Industries, Inc.*	14,866	313,970
EMS Technologies, Inc.*	4,800	96,144
Extreme Networks, Inc.*	59,800	250,562
Finisar Corp.*	91,300	294,899
Foundry Networks, Inc.*	60,200	901,796
Harmonic, Inc.*	35,100	255,177
Inter-Tel, Inc.	9,890	219,162
InterDigital Communications Corp.*	23,900	801,845
Ixia*	15,500	148,800
Loral Space & Communications, Inc.*	3,700	150,664
MasTec, Inc.*	14,900	171,946
MRV Communications, Inc.* (a)	58,034	205,440
NETGEAR, Inc.*	15,800	414,750
Oplink Communications, Inc.*	8,971	184,444
Optical Communication Products, Inc. "A"*	7,400	12,136
Packeteer, Inc.*	18,200	247,520
ParkerVision, Inc.* (a)	6,000	66,900
Plantronics, Inc.	18,600	394,320
Polycom, Inc.*	40,200	1,242,582
Powerwave Technologies, Inc.*	43,400	279,930
Radyne Corp.*	8,800	94,512
Redback Networks, Inc.* (a)	25,500	635,970
Safenet, Inc.*	13,073	312,968
Sirenza Microdevices, Inc.*	15,200	119,472
Sonus Networks, Inc.*	103,200	680,088
Stratex Networks, Inc.*	42,200	203,826
Sycamore Networks, Inc.*	82,200	309,072
Symmetricom, Inc.*	22,500	200,700
Tekelec*	28,100	416,723
UTStarcom, Inc.* (a)	57,000	498,750
ViaSat, Inc.*	9,000	268,290
	Shares	Value ($)

Zhone Technologies, Inc.*	36,285	47,533
		17,023,460
Computers & Peripherals 1.3%
Adaptec, Inc.*	45,900	213,894
Avid Technology, Inc.* (a)	17,100	637,146
Brocade Communications Systems, Inc.*	113,500	931,835
Eletronics for Imaging, Inc.*	27,800	738,924
Emulex Corp.*	34,100	665,291
Gateway, Inc.*	106,792	214,652
Hutchinson Technology, Inc.*	13,500	318,195
Hypercom Corp.*	28,500	180,975
Imation Corp.	13,600	631,448
Intermec, Inc.*	20,400	495,108
Komag, Inc.* (a)	12,300	465,924
McDATA Corp. "A"*	72,900	404,595
Mobility Electronics, Inc.*	13,500	45,225
Neoware, Inc.*	10,800	142,668
Novatel Wireless, Inc.*	15,100	146,017
Palm, Inc.* (a)	36,209	510,185
Presstek, Inc.* (a)	16,300	103,668
Quantum Corp.*	74,800	173,536
Rackable Systems, Inc.*	11,200	346,864
Stratasys, Inc.*	4,950	155,479
Synaptics, Inc.*	10,300	305,807
		7,827,436
Electronic Equipment & Instruments 2.5%
Acacia Research-Acacia Technologies*	14,200	189,996
Aeroflex, Inc.*	28,250	331,090
Agilysys, Inc.	11,268	188,626
Anixter International, Inc.*	13,000	705,900
Benchmark Electronics, Inc.*	25,448	619,913
Brightpoint, Inc.*	21,030	282,854
CalAmp Corp.*	7,700	64,988
Checkpoint Systems, Inc.*	14,600	294,920
Cogent, Inc.*	16,300	179,463
Cognex Corp.	22,100	526,422
Coherenet, Inc.*	14,774	466,415
Color Kinetics, Inc.*	7,052	150,560
CTS Corp.	12,590	197,663
Daktronics, Inc.	17,800	655,930
DTS, Inc.*	6,800	164,492
Echelon Corp.*	10,100	80,800
Electro Scientific Industries, Inc.*	13,556	273,018
Excel Technology, Inc.*	7,535	192,821
Flextronics International Ltd.*	14,415	165,484
FLIR Systems, Inc.*	29,600	942,168
Gerber Scientific, Inc.*	7,200	90,432
Global Imaging Systems, Inc.*	25,800	566,310
I.D. Systems, Inc.* (a)	6,800	127,976
Insight Enterprises, Inc.*	23,762	448,389
Itron, Inc.*	9,900	513,216
KEMET Corp.*	32,800	239,440
L-1 Identity Solutions, Inc.* (a)	28,560	432,113
Littelfuse, Inc.*	11,686	372,550
LoJack Corp.*	9,900	169,092
Maxwell Technologies, Inc.* (a)	8,400	117,180
Measurement Specialties, Inc.*	4,611	99,782
Mercury Computer Systems, Inc.*	10,322	137,902
Methode Electronics, Inc. "A"	12,428	134,595
MTS Systems Corp.	9,700	374,614
Multi-Fineline Electronix, Inc.* (a)	2,900	58,841
	Shares	Value ($)

Newport Corp.*	19,800	414,810
OSI Systems, Inc.*	7,600	159,068
OYO Geospace Corp.*	2,400	139,416
Park Electrochemical Corp.	10,687	274,122
Paxar Corp.*	14,750	340,135
Photon Dynamics, Inc.*	9,941	116,210
Plexus Corp.*	18,424	439,965
RadiSys Corp.*	8,974	149,597
RAE Systems, Inc.*	19,400	62,080
Rofin-Sinar Technologies, Inc.*	7,800	471,588
Rogers Corp.*	6,800	402,220
Scansource, Inc.*	13,500	410,400
SunPower Corp. "A"* (a)	5,400	200,718
SYNNEX Corp.*	6,286	137,915
Technitrol, Inc.	17,800	425,242
TTM Technologies, Inc.*	20,800	235,664
Universal Display Corp.* (a)	7,815	117,303
X-Rite, Inc.	7,400	91,020
Zygo Corp.*	6,200	101,990
		15,245,418
Internet Software & Services 2.4%
24/7 Real Media, Inc.*	23,900	216,295
Access Integrated Technologies, Inc. "A"* (a)	3,800	33,136
aQuantive, Inc.*	30,800	759,528
Ariba, Inc.*	28,121	217,657
Art Technology Group, Inc.*	62,300	145,159
Bankrate, Inc.* (a)	5,300	201,135
Chordiant Software, Inc.*	27,200	90,032
CMGI, Inc.*	174,500	233,830
CNET Networks, Inc.*	67,800	616,302
CyberSource Corp.*	14,800	163,096
DealerTrack Holdings, Inc.*	4,400	129,448
Digital Insight Corp.*	16,222	624,385
Digital River, Inc.*	16,500	920,535
Digitas, Inc.*	42,100	564,561
DivX, Inc.*	4,000	92,280
EarthLink, Inc.*	63,500	450,850
eCollege.com, Inc.*	7,800	122,070
Equinix, Inc.* (a)	11,900	899,878
InfoSpace, Inc.*	11,700	239,967
Internap Network Services Corp.* (a)	11,230	223,140
Internet Capital Group, Inc.*	18,400	188,784
Interwoven, Inc.*	22,050	323,473
iPass, Inc.* (a)	29,600	174,048
j2 Global Communications, Inc.*	19,800	539,550
Jupitermedia Corp.* (a)	14,000	110,880
Liquidity Services, Inc.*	5,700	98,097
Marchex, Inc. "B"* (a)	11,900	159,222
NetRatings, Inc.*	3,900	68,289
NIC, Inc.*	18,400	91,448
Online Resources Corp.*	11,300	115,373
Openwave Systems, Inc.*	36,666	338,427
Perficient, Inc.*	10,000	164,100
RealNetworks, Inc.*	45,700	499,958
S1 Corp.*	39,300	216,543
SAVVIS, Inc.*	15,600	557,076
Sohu.com, Inc.*	9,800	235,200
SonicWALL, Inc.*	31,400	264,388
Terremark Worldwide, Inc.* (a)	12,092	81,258
The Knot, Inc.*	9,300	244,032
TheStreet.com, Inc.	11,800	105,020
	Shares	Value ($)

Travelzoo, Inc.*	2,100	62,895
United Online, Inc.	28,650	380,472
ValueClick, Inc.*	40,700	961,741
Vignette Corp.*	15,640	266,975
WebEx Communications, Inc.*	16,800	586,152
webMethods, Inc.*	26,900	197,984
Websense, Inc.*	19,100	436,053
WebSideStory, Inc.*	8,400	106,344
		14,517,066
IT Services 1.9%
BearingPoint, Inc.*	74,900	589,463
CACI International, Inc. "A"*	12,000	678,000
Cass Information Systems, Inc.	1,500	54,270
CIBER, Inc.*	21,147	143,377
Covansys Corp.*	12,000	275,400
CSG Systems International, Inc.*	23,100	617,463
eFunds Corp.*	17,800	489,500
Euronet Worldwide, Inc.* (a)	16,000	475,040
Forrester Research, Inc.*	7,700	208,747
Gartner, Inc. "A"*	23,585	466,747
Gevity HR, Inc.	13,600	322,184
Heartland Payment Systems, Inc. (a)	4,660	131,645
iGATE Corp.*	6,388	43,950
Infocrossing, Inc.* (a)	8,800	143,440
infoUSA, Inc.	14,600	173,886
Integral Systems, Inc.	3,590	83,180
Kanbay International, Inc.*	15,900	457,443
Keane, Inc.*	18,700	222,717
Lightbridge, Inc.*	12,404	167,950
Lionbridge Technologies, Inc.*	27,300	175,812
ManTech International Corp. "A"*	6,200	228,346
MAXIMUS, Inc.	10,700	329,346
MPS Group, Inc.*	43,872	622,105
Ness Technologies, Inc.*	15,500	221,030
Perot Systems Corp. "A"*	32,500	532,675
RightNow Technologies, Inc.*	6,400	110,208
Safeguard Scientifics, Inc.*	41,500	100,430
Sapient Corp.*	30,000	164,700
SI International, Inc.*	5,000	162,100
SRA International, Inc. "A"*	14,500	387,730
StarTek, Inc.	6,125	82,933
Sykes Enterprises, Inc.*	14,700	259,308
Syntel, Inc.	2,300	61,640
TALX Corp.	13,312	365,414
The BISYS Group, Inc.*	48,200	622,262
TNS, Inc.*	8,800	169,400
Tyler Technologies, Inc.*	14,900	209,494
Wright Express Corp.*	16,700	520,539
		11,069,874
Semiconductors & Semiconductor Equipment 3.6%
Actel Corp.*	12,668	230,051
Advanced Analogic Technologies, Inc.*	12,854	69,283
Advanced Energy Industries, Inc.*	12,706	239,762
AMIS Holdings, Inc.*	15,500	163,835
Amkor Technology, Inc.* (a)	41,300	385,742
ANADIGICS, Inc.* (a)	24,600	217,956
Applied Micro Circuits Corp.*	112,300	399,788
Asyst Technologies, Inc.*	24,100	176,171
Atheros Communications* (a)	20,700	441,324
ATMI, Inc.*	15,606	476,451
Axcelis Technologies, Inc.*	48,900	285,087
	Shares	Value ($)

Brooks Automation, Inc.*	35,396	509,702
Cabot Microelectronics Corp.*	12,000	407,280
Cirrus Logic, Inc.*	33,200	228,416
Cohu, Inc.	11,183	225,449
Conexant Systems, Inc.* (a)	187,600	382,704
Credence Systems Corp.*	54,280	282,256
Cymer, Inc.*	16,173	710,803
Diodes, Inc.*	9,500	337,060
DSP Group, Inc.*	16,500	358,050
Eagle Test Systems, Inc.*	4,300	62,694
EMCORE Corp.* (a)	24,800	137,144
Entegris, Inc.*	64,985	703,138
Exar Corp.*	15,082	196,066
FEI Co.*	11,902	313,856
FormFactor, Inc.*	19,400	722,650
Genesis Microchip, Inc.*	18,600	188,604
Hittite Microwave Corp.*	4,599	148,640
Ikanos Communications, Inc.*	12,944	112,483
Intevac, Inc.*	10,700	277,665
IXYS Corp.*	10,500	93,450
Kopin Corp.*	35,100	125,307
Kulicke & Soffa Industries, Inc.*	28,800	241,920
Lattice Semiconductor Corp.*	55,700	360,936
LTX Corp.*	31,474	176,254
Mattson Technology, Inc.*	25,700	239,524
Micrel, Inc.*	27,500	296,450
Microsemi Corp.*	28,388	557,824
Microtune, Inc.*	24,700	116,090
Mindspeed Technologies, Inc.* (a)	38,800	74,108
MIPS Technologies, Inc.*	20,100	166,830
MKS Instruments, Inc.*	18,100	408,698
Monolithic Power Systems, Inc.*	8,600	95,546
MoSys, Inc.*	7,000	64,750
Netlogic Microsystems, Inc.*	5,900	127,971
OmniVision Technologies, Inc.* (a)	20,500	279,825
ON Semiconductor Corp.*	65,500	495,835
PDF Solutions, Inc.*	9,100	131,495
Pericom Semiconductor Corp.*	16,700	191,549
Photronics, Inc.*	15,168	247,845
PLX Technology, Inc.*	13,500	176,040
PortalPlayer, Inc.*	13,100	176,195
RF Micro Devices, Inc.*	77,300	524,867
Rudolph Technologies, Inc.*	12,902	205,400
Semitool, Inc.*	10,800	143,748
Semtech Corp.*	34,400	449,608
Sigma Designs, Inc.*	13,300	338,485
Silicon Image, Inc.*	37,600	478,272
Silicon Storage Technology, Inc.*	41,800	188,518
SiRF Technology Holdings, Inc.*	21,200	541,024
Skyworks Solutions, Inc.*	64,500	456,660
Standard Microsystems Corp.*	10,161	284,305
Supertex, Inc.*	6,248	245,234
Techwell, Inc.*	4,600	73,876
Tessera Technologies, Inc.*	18,500	746,290
Transmeta Corp.*	86,400	95,904
TranSwitch Corp.*	59,800	83,720
Trident Microsystems, Inc.*	22,800	414,504
TriQuint Semiconductor, Inc.*	67,778	305,001
Ultratech, Inc.*	12,828	160,094
Varian Semiconductor Equipment Associates, Inc.*	23,309	1,061,026
Veeco Instruments, Inc.*	12,800	239,744
Virage Logic Corp.*	6,800	63,172
	Shares	Value ($)

Volterra Semiconductor Corp.*	8,600	129,000
Zoran Corp.*	18,565	270,678
		21,733,682
Software 3.6%
Actuate Corp.*	19,200	114,048
Advent Software, Inc.*	9,700	342,313
Agile Software Corp.*	28,000	172,200
Altiris, Inc.*	12,000	304,560
Ansoft Corp.*	9,300	258,540
ANSYS, Inc.*	15,800	687,142
Aspen Technology, Inc.*	26,896	296,394
Blackbaud, Inc.	20,882	542,932
Blackboard, Inc.*	12,000	360,480
Borland Software Corp.*	28,429	154,654
Bottomline Technologies, Inc.*	10,500	120,225
Commvault Systems, Inc.*	5,600	112,056
Concur Technologies, Inc.*	15,000	240,600
Convera Corp. "A"* (a)	9,500	43,605
Epicor Software Corp.*	24,600	332,346
EPIQ Systems, Inc.*	7,900	134,063
eSPEED, Inc. "A"*	10,800	94,284
FalconStor Software, Inc.* (a)	12,283	106,248
Hyperion Solutions Corp.*	24,100	866,154
i2 Technologies, Inc.* (a)	8,200	187,124
Informatica Corp.*	33,100	404,151
Intervoice, Inc.*	22,700	173,882
Jack Henry & Associates, Inc.	37,800	808,920
JDA Software Group, Inc.*	13,682	188,401
Kronos, Inc.*	15,421	566,568
Lawson Software, Inc.*	61,900	457,441
Macrovision Corp.*	24,400	689,544
Magma Design Automation, Inc.*	14,700	131,271
Manhattan Associates, Inc.*	12,800	385,024
MapInfo Corp.*	6,900	90,045
Mentor Graphics Corp.*	37,200	670,716
MICROS Systems, Inc.*	18,266	962,618
MicroStrategy, Inc. "A"*	4,000	456,040
Midway Games, Inc.* (a)	12,659	88,360
Net 1 UEPS Technologies, Inc.*	19,400	573,464
NetScout Systems, Inc.*	8,400	69,720
Nuance Communications, Inc.*	51,336	588,311
Open Solutions, Inc.*	9,300	350,052
OPNET Technologies, Inc.*	4,000	57,800
Opsware, Inc.*	30,900	272,538
Parametric Technology Corp.*	51,500	928,030
Pegasystems, Inc.	4,100	40,467
Progress Software Corp.*	19,594	547,260
QAD, Inc.	5,000	41,950
Quality Systems, Inc.*	6,100	227,347
Quest Software, Inc.*	27,500	402,875
Radiant Systems, Inc.*	12,400	129,456
Renaissance Learning, Inc. (a)	2,800	49,644
Secure Computing Corp.*	22,837	149,811
Smith Micro Software, Inc.*	10,000	141,900
Sonic Solutions*	10,700	174,410
SPSS, Inc.*	9,900	297,693
Sybase, Inc.*	36,100	891,670
Synchronoss Technologies, Inc.*	6,400	87,808
Take-Two Interactive Software, Inc.* (a)	28,700	509,712
THQ, Inc.*	25,745	837,227
TIBCO Software, Inc.*	86,400	815,616
	Shares	Value ($)

Transaction Systems Architects, Inc. "A"*	17,806	579,941
Ulticom, Inc.*	3,900	37,401
Ultimate Software Group, Inc.*	12,400	288,424
VA Software Corp.*	22,000	110,660
VASCO Data Security International, Inc.*	13,300	157,605
Verint Systems, Inc.*	4,900	167,972
Wind River Systems, Inc.*	35,100	359,775
Witness Systems, Inc.*	12,500	219,125
		21,648,613
Materials 4.5%
Chemicals 1.7%
A. Schulman, Inc.	13,400	298,150
American Vanguard Corp. (a)	5,933	94,335
Arch Chemicals, Inc.	10,888	362,679
Balchem Corp.	3,400	87,312
Calgon Carbon Corp.* (a)	18,900	117,180
CF Industries Holdings, Inc.	21,700	556,388
Ferro Corp.	15,432	319,288
Georgia Gulf Corp.	12,447	240,351
H.B. Fuller Co.	27,296	704,783
Hercules, Inc.*	53,000	1,023,430
Innospec, Inc.	4,700	218,785
Koppers Holdings, Inc.	5,700	148,599
Kronos Worldwide, Inc.	1,519	49,459
MacDermid, Inc.	10,303	351,332
Minerals Technologies, Inc.	9,968	586,019
NewMarket Corp.	7,000	413,350
NL Industries, Inc.	2,732	28,249
Olin Corp.	30,254	499,796
OM Group, Inc.*	11,900	538,832
Omnova Solutions, Inc.*	13,300	60,914
Pioneer Companies, Inc.*	7,000	200,620
PolyOne Corp.*	34,762	260,715
Rockwood Holdings, Inc.*	12,887	325,526
Sensient Technologies Corp.	17,033	419,012
Spartech Corp.	14,800	388,056
Stepan Co.	1,500	47,505
Symyx Technologies, Inc.*	12,570	271,386
Terra Industries, Inc.* (a)	37,000	443,260
Tronox, Inc. "B"	18,400	290,536
W.R. Grace & Co.* (a)	27,200	538,560
Zoltek Companies, Inc.* (a)	6,900	135,723
		10,020,130
Construction Materials 0.2%
Headwaters, Inc.*	16,300	390,548
Texas Industries, Inc.	9,247	593,935
US Concrete, Inc.*	18,700	133,144
		1,117,627
Containers & Packaging 0.6%
AEP Industries, Inc.*	4,100	218,571
AptarGroup, Inc.	17,000	1,003,680
Caraustar Industries, Inc.*	12,661	102,427
Chesapeake Corp.	10,533	179,272
Graphic Packaging Corp.*	26,400	114,312
Greif, Inc. "A"	7,800	923,520
Myers Industries, Inc.	9,059	141,864
Rock-Tenn Co. "A"	16,600	450,026
Silgan Holdings, Inc.	12,000	527,040
		3,660,712
	Shares	Value ($)

Metals & Mining 1.7%
A.M. Castle & Co.	3,400	86,530
AK Steel Holding Corp.*	44,800	757,120
AMCOL International Corp.	10,150	281,561
Brush Engineered Materials, Inc.*	10,000	337,700
Century Aluminum Co.* (a)	10,800	482,220
Chaparral Steel Co.	20,294	898,415
Cleveland-Cliffs, Inc.	17,500	847,700
Coeur d'Alene Mines Corp.*	111,300	550,935
Compass Minerals International, Inc.	14,200	448,152
Gibraltar Industries, Inc.	13,150	309,157
Hecla Mining Co.*	48,200	369,212
Metal Management, Inc.	12,900	488,265
NN, Inc.	6,000	74,580
Olympic Steel, Inc.	4,900	108,927
Oregon Steel Mills, Inc.*	14,800	923,668
Quanex Corp.	14,675	507,608
Royal Gold, Inc. (a)	10,900	392,182
RTI International Metals, Inc.*	9,300	727,446
Ryerson, Inc. (a)	12,388	310,815
Schnitzer Steel Industries, Inc. "A"	10,750	426,775
Steel Technologies, Inc.	7,600	133,380
Stillwater Mining Co.*	14,625	182,666
Wheeling-Pittsburgh Corp.*	6,500	121,745
Worthington Industries, Inc.	33,000	584,760
		10,351,519
Paper & Forest Products 0.3%
Bowater, Inc. (a)	21,400	481,500
Buckeye Technologies, Inc.*	11,898	142,538
Deltic Timber Corp.	3,500	195,230
Glatfelter	20,608	319,424
Mercer International, Inc.*	7,912	93,916
Neenah Paper, Inc.	7,500	264,900
Schweitzer-Mauduit International, Inc.	4,600	119,830
Wausau Paper Corp.	17,180	257,528
		1,874,866
Telecommunication Services 1.5%
Diversified Telecommunication Services 1.1%
Alaska Communications Systems Group, Inc.	22,300	338,737
Broadwing Corp.*	30,630	478,441
Cbeyond, Inc.*	8,800	269,192
Cincinnati Bell, Inc.*	113,800	520,066
Cogent Communications Group, Inc.*	9,900	160,578
Commonwealth Telephone Enterprises, Inc.	11,516	482,060
Consolidated Communications Holdings, Inc.	7,930	165,737
Covad Communications Group, Inc.*	113,200	156,216
CT Communications, Inc.	10,500	240,660
Eschelon Telecom, Inc.*	2,400	47,544
FairPoint Communications, Inc.	13,390	253,740
General Communication, Inc. "A"*	23,200	364,936
Globalstar, Inc.* (a)	8,300	115,453
Golden Telecom, Inc.	8,161	382,261
IDT Corp. "B"*	19,700	257,676
Iowa Telecommunications Services, Inc.	12,500	246,375
North Pittsburgh Systems, Inc.	5,000	120,700
	Shares	Value ($)

NTELOS Holdings Corp.*	9,000	160,920
Premiere Global Services, Inc.*	26,448	249,669
Shenandoah Telecommunications Co.	2,524	118,653
SureWest Communications	5,000	137,700
Time Warner Telecom, Inc. "A"*	61,800	1,231,674
Vonage Holdings Corp.* (a)	18,300	127,002
		6,625,990
Wireless Telecommunication Services 0.4%
@Road, Inc.*	34,070	248,711
Centennial Communications Corp.	6,500	46,735
Dobson Communications Corp. "A"*	62,600	545,246
FiberTower Corp.* (a)	50,000	294,000
InPhonic, Inc.* (a)	14,000	155,260
iPCS, Inc.*	8,100	448,416
Syniverse Holdings, Inc.*	8,120	121,719
USA Mobility, Inc.	10,464	234,080
Wireless Facilities, Inc.*	28,400	80,940
		2,175,107
Utilities 2.9%
Electric Utilities 1.1%
ALLETE, Inc.	12,800	595,712
Cleco Corp.	23,160	584,327
Duquesne Light Holdings, Inc.	37,600	746,360
El Paso Electric Co.*	20,100	489,837
Empire District Electric Co.	10,700	264,183
IDACORP, Inc.	19,100	738,215
ITC Holdings Corp.	5,500	219,450
MGE Energy, Inc.	6,800	248,744
Otter Tail Corp.	10,600	330,296
Portland General Electric Co.	12,600	343,350
UIL Holdings Corp.	9,833	414,854
Unisource Energy Corp.	12,600	460,278
Westar Energy, Inc.	41,200	1,069,552
		6,505,158
Gas Utilities 1.0%
Cascade Natural Gas Corp.	4,400	114,048
EnergySouth, Inc.	1,100	44,110
New Jersey Resources Corp.	14,050	682,549
Nicor, Inc.	21,800	1,020,240
Northwest Natural Gas Co.	11,107	471,381
Peoples Energy Corp.	18,982	846,028
Piedmont Natural Gas Co., Inc. (a)	31,200	834,600
South Jersey Industries, Inc.	14,400	481,104
Southwest Gas Corp.	20,112	771,697
The Laclede Group, Inc.	7,100	248,713
WGL Holdings, Inc.	21,900	713,502
		6,227,972
Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	14,900	550,406
Ormat Technologies, Inc.	4,100	150,962
		701,368
Multi-Utilities 0.6%
Aquila, Inc.*	179,400	843,180
Avista Corp.	22,971	581,396
CH Energy Group, Inc.	6,300	332,640
NorthWestern Corp.	17,700	626,226
PNM Resources, Inc.	33,600	1,044,960
		3,428,402
	Shares	Value ($)

Water Utilities 0.1%
American States Water Co.	6,400	247,168
California Water Service Group	6,000	242,400
SJW Corp.	4,700	182,172
Southwest Water Co.	11,125	153,080
		824,820
Total Common Stocks (Cost $483,781,596)		590,064,547

Warrants 0.0%
Pegasus Wireless Corp, Expiration Date 2/15/2020* (Cost $0)	2,040	0

Rights 0.0%
Affordable Res. Expiration Date 1/23/2007, Strike Price $8.0*	11,374	10,047
Revlon, Inc. Expiration 1/19/2007, Strike Price $1.05*	74,700	3,735
Total Rights (Cost $7,721)		13,782
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.2%
US Treasury Bills:
4.94%**, 2/22/2007 (b) (Cost $912,387)	930,000	912,387
	Shares	Value ($)

Closed-End Investment Companies 0.0%
Gladstone Investment Corp.	6,793	104,001
Technology Investment Capital Corp.	7,800	125,892
Total Closed-End Investment Companies (Cost $217,596)		229,893

Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $42,424,925)	42,424,925	42,424,925

Cash Equivalents 2.0%
Cash Management QP Trust, 5.46% (e) (Cost $11,914,702)	11,914,702	11,914,702
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $539,258,927)+	107.0	645,560,236
Other Assets and Liabilities, Net	(7.0)	(42,297,727)
Net Assets	100.0	603,262,509
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $540,244,051. At December 31, 2006, net unrealized appreciation for all securities based on tax cost was $105,316,185. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $136,807,187 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,491,002.
(a) All or a portion of these securities were on loan amounting to $40,690,875. In addition, included in other assets and liabilities is a pending sale, amounting to $192,764, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at December 31, 2006 amounted to $40,883,639 which is 6.8% of net assets.
(b) At December 31, 2006, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

REIT: Real Estate Investment Trust

At December 31, 2006, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
Russell E Mini 2000 Index	3/16/2007	181	14,375,500	14,387,690	12,190

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of December 31, 2006
Assets
Investments: Investments in securities, at value (cost $484,919,300) — including $40,883,639 of securities loaned	$ 591,220,609
Investment in Daily Assets Fund Institutional (cost $42,424,925)*	42,424,925
Investment in Cash Management QP Trust (cost $11,914,702)	11,914,702
Total investments in securities, at value (cost $539,258,927)	645,560,236
Cash	17,934
Receivable for investments sold	214,650
Dividends receivable	652,561
Interest receivable	113,474
Receivable for Portfolio shares sold	544,651
Due from Advisor	147,538
Other assets	28,815
Total assets	647,279,859
Liabilities
Payable for investments purchased	389,030
Payable upon return of securities loaned	42,424,925
Payable for Portfolio shares redeemed	633,583
Payable for daily variation margin on open futures contracts	98,510
Accrued management fee	254,908
Other accrued expenses and payables	216,394
Total liabilities	44,017,350
Net assets, at value	$ 603,262,509
Net Assets
Net assets consist of: Undistributed net investment income	5,009,174
Net unrealized appreciation (depreciation) on: Investments	106,301,309
Futures	12,190
Accumulated net realized gain (loss)	37,199,287
Paid-in capital	454,740,549
Net assets, at value	$ 603,262,509
Class A Net Asset Value, offering and redemption price per share ($535,616,813 ÷ 33,226,950 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 16.12
Class B Net Asset Value, offering and redemption price per share ($67,645,696 ÷ 4,198,980 outstanding shares of beneficial interest, $.001 par value, unlimited number of shares authorized)	$ 16.11
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the year ended December 31, 2006
Investment Income
Income: Dividends (net of foreign taxes withheld of $2,329)	$ 6,143,468
Interest — Cash Management QP Trust	628,994
Interest	30,560
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	806,177
Total Income	7,609,199
Expenses: Management fee	1,928,696
Administrative service fee	90,218
Administration fee	325,511
Custodian fees	55,509
Distribution service fee (Class B)	140,286
Services to shareholders	3,821
Auditing	41,950
Legal	59,143
Trustees' fees and expenses	19,845
Reports to shareholders and shareholder meeting	54,001
Registration fees	7,247
Other	17,577
Total expenses before expense reductions	2,743,804
Expense reductions	(122,779)
Total expenses after expense reductions	2,621,025
Net investment income (loss)	4,988,174
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	56,223,577
Futures	1,372,573
57,596,150
Net unrealized appreciation (depreciation) during the period on: Investments	26,247,370
Futures	102,495
26,349,865
Net gain (loss) on investment transactions	83,946,015
Net increase (decrease) in net assets resulting from operations	$ 88,934,189

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2006	2005
Operations: Net investment income (loss)	$ 4,988,174	$ 3,576,395
Net realized gain (loss) on investment transactions	57,596,150	24,317,935
Net unrealized appreciation (depreciation) during the period on investment transactions	26,349,865	(7,498,077)
Net increase (decrease) in net assets resulting from operations	88,934,189	20,396,253
Distributions to shareholders from: Net investment income: Class A	(3,341,721)	(2,807,476)
Class B	(197,968)	(150,850)
Net realized gains: Class A	(22,356,114)	(12,025,292)
Class B	(2,283,460)	(1,003,183)
Portfolio share transactions: Class A Proceeds from shares sold	175,259,933	105,146,268
Reinvestment of distributions	25,697,835	14,832,768
Cost of shares redeemed	(168,303,718)	(125,458,405)
Net increase (decrease) in net assets from Class A share transactions	32,654,050	(5,479,369)
Class B Proceeds from shares sold	21,744,877	19,449,878
Reinvestment of distributions	2,481,428	1,154,033
Cost of shares redeemed	(8,344,202)	(10,889,690)
Net increase (decrease) in net assets from Class B share transactions	15,882,103	9,714,221
Increase (decrease) in net assets	109,291,079	8,644,304
Net assets at beginning of period	493,971,430	485,327,126
Net assets at end of period (including undistributed net investment income of $5,009,174 and $3,560,689, respectively)	$ 603,262,509	$ 493,971,430
Other Information
Class A Shares outstanding at beginning of period	31,152,730	31,370,234
Shares sold	11,439,090	7,636,813
Shares issued to shareholders in reinvestment of distributions	1,655,788	1,214,805
Shares redeemed	(11,020,658)	(9,069,122)
Net increase (decrease) in Class A shares	2,074,220	(217,504)
Shares outstanding at end of period	33,226,950	31,152,730
Class B Shares outstanding at beginning of period	3,160,434	2,453,490
Shares sold	1,428,622	1,408,916
Shares issued to shareholders in reinvestment of distributions	159,680	94,361
Shares redeemed	(549,756)	(796,333)
Net increase (decrease) in Class B shares	1,038,546	706,944
Shares outstanding at end of period	4,198,980	3,160,434

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 14.40	$ 14.35	$ 12.24	$ 8.45	$ 10.73
Income (loss) from investment operations: Net investment income (loss)[a]	.14	.11	.11	.09	.10
Net realized and unrealized gain (loss) on investment transactions	2.34	.42	2.06	3.79	(2.31)
Total from investment operations	2.48	.53	2.17	3.88	(2.21)
Less distributions from: Net investment income	(.10)	(.09)	(.06)	(.09)	(.06)
Net realized gain on investment transactions	(.66)	(.39)	—	—	(.01)
Total distributions	(.76)	(.48)	(.06)	(.09)	(.07)
Net asset value, end of period	$ 16.12	$ 14.40	$ 14.35	$ 12.24	$ 8.45
Total Return (%)[b]	17.49	4.26	17.76	46.42	(20.58)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	536	449	450	316	144
Ratio of expenses before expense reductions (%)	.47	.46	.48	.61	.61
Ratio of expenses after expense reductions (%)	.45	.45	.45	.45	.45
Ratio of net investment income (loss) (%)	.93	.78	.87	.91	1.09
Portfolio turnover rate (%)	42	26	22	28	40
[a] Based on average shares outstanding during the period. [b] Total return would have been lower had certain expenses not been reduced.
Class B Years Ended December 31,	2006	2005	2004	2003	2002[a]
Selected Per Share Data
Net asset value, beginning of period	$ 14.39	$ 14.34	$ 12.23	$ 8.44	$ 11.23
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.07	.08	.07	.06
Net realized and unrealized gain (loss) on investment transactions	2.34	.43	2.05	3.80	(2.79)
Total from investment operations	2.44	.50	2.13	3.87	(2.73)
Less distributions from: Net investment income	(.06)	(.06)	(.02)	(.08)	(.05)
Net realized gain on investment transactions	(.66)	(.39)	—	—	(.01)
Total distributions	(.72)	(.45)	(.02)	(.08)	(.06)
Net asset value, end of period	$ 16.11	$ 14.39	$ 14.34	$ 12.23	$ 8.44
Total Return (%)[c]	17.19	3.99	17.48	46.05	(24.34)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	68	45	35	18	2
Ratio of expenses before expense reductions (%)	.72	.71	.73	.87	.88*
Ratio of expenses after expense reductions (%)	.70	.70	.70	.70	.70*
Ratio of net investment income (loss) (%)	.68	.53	.66	.66	1.11*
Portfolio turnover rate (%)	42	26	22	28	40
[a] For the period April 30, 2002 (commencement of operations) to December 31, 2002.
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements

A. Significant Accounting Policies

DWS Investments VIT Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as a diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust. The Trust is comprised of several portfolios. DWS Small Cap Index VIP (the "Portfolio") is one of the series the Trust offers to investors. The Portfolio is intended to be the underlying investment vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies").

Multiple Classes of Shares of Beneficial Interest. The Portfolio offers two classes of shares to investors: Class A shares and Class B shares. Class B shares are subject to Rule 12b-1 distribution fees under the 1940 Act equal to an annual rate up to 0.25% of the Class B shares average daily net assets. Class A shares are not subject to such fees. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular class.

Investment income, realized and unrealized gains and losses, and certain Portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class (including the applicable 12b-1 distribution fee). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of December 31, 2006, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Federal Income Taxes. The Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Portfolio paid no federal income taxes and no federal income tax provision was required.

In July 2006, FASB issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Portfolio a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Portfolio is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the SEC indicated that they would not object if a Portfolio implements FIN 48 in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. Management has begun to evaluate the application of the Interpretation to the Portfolio and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

Distribution of Income and Gains. Net investment income of the Portfolio, if any, is distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Portfolio if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

At December 31, 2006, the Portfolio's components of distributable earnings (accumulated gains) on a tax-basis were as follows:

Undistributed ordinary income*	$ 7,713,907
Undistributed net long-term capital gains	$ 35,437,330
Unrealized appreciation (depreciation) on investments	$ 105,316,185

In addition, the tax character of distributions paid to shareholders by the Portfolio is summarized as follows:

	Years Ended December 31,
	2006	2005
Distributions from ordinary income*	$ 4,585,674	$ 3,970,902
Distributions from long-term capital gains	$ 23,593,589	$ 12,015,899
* For tax purposes short-term capital gains distributions are considered ordinary income distributions.

Securities Lending. The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to the lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Expenses. Expenses of the Trust arising in connection with a specific portfolio are allocated to that portfolio. Other Trust expenses which cannot be directly attributed to a portfolio are apportioned among the portfolios in the Trust.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset valuation calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. The Fund recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be based on available information and at a later date, a recharacterization will be made in the following year. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gain. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

B. Purchases and Sales of Securities

During the year ended December 31, 2006, purchases and sales of investment securities (excluding short-term earnings investments) aggregated $227,934,050 and $234,070,877, respectively.

C. Related Parties

Investment Management Agreement. Deutsche Asset Management, Inc. ("DAMI" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. Effective December 31, 2006, DAMI merged with Deutsche Investment Management Americas Inc. ("DIMA"), an indirect, wholly owned subsidiary of Deutsche Bank AG. The Board of the Portfolio approved an Amended and Restated Investment Management Agreement between the Portfolio and DIMA. The new investment management agreement is identical in substance to the current investment management agreement for the Portfolio, except for the named investment advisor. Under the Amended and Restated Investment Management Agreement, the Portfolio pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

Northern Trust Investments, N.A. ("NTI") acts as investment sub-advisor for the Portfolio. As the Portfolio's investment sub-advisor, NTI makes the Portfolio's investment decisions. It buys and sells securities for the Portfolio and conducts the research that leads to these purchase and sale decisions. DIMA pays a fee to NTI for acting as investment sub-advisor to the Portfolio.

For the period from January 1, 2006 through September 30, 2006, the Advisor had contractually agreed to waive all or a portion of its advisory fees and reimburse or pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, proxy/shareholder meeting costs, taxes, brokerage, interest, and organizational and offering expenses) to the extent necessary to maintain the total operating annual of expenses of each class as follows:

Annual Rate
Class A	.45%
Class B	.70%

Effective October 1, 2006 through September 30, 2007, the Advisor has contractually agreed to waive all of a portion of its management fee and pay certain operating expenses of the Portfolio (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, and organizational and offering expenses) to the extent necessary to maintain the operating expenses of each class as follows:

Annual Rate
Class A	.48%

Accordingly, for the year ended December 31, 2006, the Advisor waived a portion of its management fee aggregating $121,004 and the amount charged aggregated $1,807,692, which was equivalent to an annual effective rate of 0.33% of the Portfolio's average daily net assets.

The Advisor may recoup any of its waived/reimbursed investment management fees within the following three years if the Portfolio is able to make the repayment without exceeding its contractual expense limits during the period of waiver/reimbursement. As of December 31, 2006, $279,445 was subject to repayment to the Advisor.

Administrative Service Fee. Prior to June 1, 2006, Investment Company Capital Corp. ("ICCC" or the "Administrator"), an affiliate of the Advisor, was the Portfolio's Administrator. The Portfolio paid the Administrator an annual fee ("Administrative service fee") based on its average daily net assets which was accrued daily and payable monthly at an annualized rate of 0.04%. For the period from January 1, 2006 through May 31, 2006, ICCC received an administrative service fee of $90,218, all of which has been paid.

Administration Fee. Effective June 1, 2006, the Administration agreement with ICCC was terminated and the Portfolio entered into an Administrative Services Agreement with DIMA, pursuant to which DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the period June 1, 2006 through December 31, 2006, DIMA received an administration fee of $325,511, of which $51,247 is unpaid.

Distribution Service Agreement. DWS Scudder Distributors, Inc. ("DWS-SDI"), also an affiliate of the Advisor, is the Portfolio's distributor. In accordance with the Distribution Plan, DWS-SDI receives 12b-1 fees of up to 0.25% of average daily net assets of Class B shares. For the year ended December 31, 2006, the Distribution service fee as follows:

Distribution Fee	Total Aggregated	Unpaid at December 31, 2006
Class B	$ 140,286	$ 16,184
	$ 140,286	$ 16,184

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Portfolio. Pursuant to a sub-transfer agency agreement between DWS-SISC and DST Systems, Inc. ("DST"), DWS-SISC has delegated certain transfer agent and dividend paying agent functions to DST. DWS-SISC compensates DST out of the shareholder servicing fee it receives from the Portfolio. For the period January 1, 2006 through May 31, 2006, the amounts charged to the Portfolio by DWS-SISC aggregated $3,401; and at December 31, 2006, $12,570 is unpaid. Under the new fee structure effective October 1, 2006 through December 31, 2006, the amounts charged to the Portfolio by DWS-SISC were as follows:

Services to Shareholders Fee	Total Aggregated	Unpaid at December 31, 2006
Class A	$ 324	$ 324
Class B	96	96
	$ 420	$ 420

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Portfolio. For the year ended December 31, 2006, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $10,308, of which $4,320 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairperson of the Board and the Chairperson of each committee of the Board receives additional compensation for their services. Payment of such fees and expenses is allocated among all such Funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Manager or Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Manager or Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Expense Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio's custodian expenses. During the year ended December 31, 2006, the Portfolio's custodian fees were reduced by $1,775 for custody credits earned.

E. Line of Credit

The Portfolio and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Ownership of the Portfolio

At December 31, 2006, two participating insurance companies were beneficial owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 49% and 12%, respectively. At December 31, 2006, two participating insurance companies were beneficial owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 52% and 23%, respectively.

G. Regulatory Matters and Litigation

Regulatory Settlements. On December 21, 2006, Deutsche Asset Management ("DeAM") settled proceedings with the Securities and Exchange Commission ("SEC") and the New York Attorney General on behalf of Deutsche Asset Management, Inc. ("DAMI") and Deutsche Investment Management Americas Inc. ("DIMA"), the investment advisors to many of the DWS Scudder funds, regarding allegations of improper trading at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. These regulators alleged that although the prospectuses for certain funds in the regulators' view indicated that the funds did not permit market timing, DAMI and DIMA breached their fiduciary duty to those funds in that their efforts to limit trading activity in the funds were not effective at certain times. The regulators also alleged that DAMI and DIMA breached their fiduciary duty to certain funds by entering into certain market timing arrangements with investors. These trading arrangements originated in businesses that existed prior to the currently constituted DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved these trading arrangements. Under the terms of the settlements, DAMI and DIMA neither admit nor deny any wrongdoing.

The terms of the SEC settlement, which identified improper trading in the legacy Deutsche and Kemper mutual funds only, provide for payment of disgorgement in the amount of $17.2 million. The terms of the settlement with the New York Attorney General provide for payment of disgorgement in the amount of $102.3 million, which is inclusive of the amount payable under the SEC settlement, plus a civil penalty in the amount of $20 million. The total amount payable by DeAM, approximately $122.3 million, would be distributed to funds in accordance with a distribution plan to be developed by a distribution consultant. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Among the terms of the settled orders, DeAM is subject to certain undertakings regarding the conduct of its business in the future, including: formation of a Code of Ethics Oversight Committee to oversee all matters relating to issues arising under the advisors' Code of Ethics; establishment of an Internal Compliance Controls Committee having overall compliance oversight responsibility of the advisors; engagement of an Independent Compliance Consultant to conduct a comprehensive review of the advisors' supervisory compliance and other policies and procedures designed to prevent and detect breaches of fiduciary duty, breaches of the Code of Ethics and federal securities law violations by the advisors and their employees; and commencing in 2008, the advisors shall undergo a compliance review by an independent third party.

In addition, DeAM is subject to certain further undertakings relating to the governance of the mutual funds, including that: at least 75% of the members of the Boards of Trustees/Directors overseeing the DWS Funds continue to be independent of DeAM; the Chairmen of the DWS Funds' Boards of Trustees/Directors continue to be independent of DeAM; DeAM maintain existing management fee reductions for certain funds for a period of five years and not increase management fees for certain funds during this period; the funds retain a senior officer (or independent consultants) responsible for assisting in the review of fee arrangements and monitoring compliance by the funds and the investment advisors with securities laws, fiduciary duties, codes of ethics and other compliance policies, the expense of which shall be borne by DeAM; and periodic account statements, fund prospectuses and the mutual funds' web site contain additional disclosure and/or tools that assist investors in understanding the fees and costs associated with an investment in the funds and the impact of fees and expenses on fund returns.

DeAM has also settled proceedings with the Illinois Secretary of State regarding market timing matters. The terms of the Illinois settlement provide for investor education contributions totaling approximately $4 million and a payment in the amount of $2 million to the Securities Audit and Enforcement Fund.

On September 28, 2006, the SEC and the National Association of Securities Dealers ("NASD") announced final agreements in which Deutsche Investment Management Americas Inc. ("DIMA"), Deutsche Asset Management, Inc. ("DAMI") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.) settled administrative proceedings regarding disclosure of brokerage allocation practices in connection with sales of the Scudder Funds' (now known as the DWS Scudder Funds) shares during 2001-2003. The agreements with the SEC and NASD are reflected in orders which state, among other things, that DIMA and DAMI failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute Scudder Fund shares. These directed brokerage practices were discontinued in October 2003.

Under the terms of the settlements, in which DIMA, DAMI and SDI neither admitted nor denied any of the regulators' findings, DIMA, DAMI and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlements distributed to the funds was approximately $17.8 million and was paid to the funds as prescribed by the settlement orders based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Portfolio was not entitled to a portion of the settlement.

As part of the settlements, DIMA, DAMI and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

Private Litigation Matters. The matters alleged in the regulatory settlements described above also serve as the general basis of a number of private class action lawsuits involving the DWS funds. These lawsuits name as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making similar allegations.

Based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

Report of Independent Registered Public Accounting Firm

To the Trustees of DWS Investments VIT Funds and the Shareholders of DWS Small Cap Index VIP:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DWS Small Cap Index VIP (the "Portfolio") at December 31, 2006, and the results of its operations, the changes in its net assets and the financial highlights for the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Portfolio for each of the periods ended on or prior to December 31, 2004 were audited by another Independent Registered Public Accounting Firm whose report dated February 8, 2005 expressed an unqualified opinion on those statements.

Boston, Massachusetts February 16, 2007	PricewaterhouseCoopers LLP

Tax Information (Unaudited)

The Portfolio paid distributions of $0.64 per share from net long term capital gains for the year ended December 31, 2006, of which 100% represent 15% rate gains. Pursuant to Section 852 of the Internal Revenue Code, the Portfolio designates $39,037,000 as capital gain dividends for the year ended December 31, 2006, of which 100% represents 15% rate gains.

For corporate shareholders, 100% of the income dividends paid during the Portfolio's fiscal year ended December 31, 2006, qualified for the dividends received deduction.

For federal income tax purposes, the Portfolio designates approximately $7,742,000, or the maximum amount allowable under tax law, as qualified dividend income.

Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Investment Management Agreement Approval

The Fund's Trustees approved the continuation of the Fund's investment management agreement with DAMI and the sub-advisory agreement between DAMI and Northern Trust Investments, N.A. ("NTI") in September 2006. The Fund's investment management agreement was also approved by the Fund's shareholders at a special meeting held in May 2006 as part of an overall plan to standardize and add flexibility to the management agreements for the DWS funds.

In terms of the process that the Trustees followed prior to approving the agreements, shareholders should know that:

At present time, all but one of your Fund's Trustees are independent of DAMI and its affiliates.

The Trustees meet frequently to discuss fund matters. Each year, the Trustees dedicate part or all of several meetings to contract review matters. In connection with reviewing the Fund's investment management agreement, the Trustees also review the terms of the Fund's Rule 12b-1 plan, distribution agreement, administration agreement, transfer agency agreement and other material service agreements.

In connection with the Board's 2006 contract review, the Board formed a special committee to facilitate careful review of the funds' contractual arrangements. After reviewing the Fund's arrangements, that committee recommended that the Board vote to approve the continuation of the Fund's investment management agreement and sub-advisory agreement.

The Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Trustees were also advised by two consultants in the course of their 2006 review of the Fund's contractual arrangements.

The sub-advisory fee paid to NTI is paid by DAMI out of its fee and not directly by the Fund.

The Trustees believe that a long-term relationship with a capable, conscientious advisor is in the best interest of shareholders. As you may know, DAMI is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Trustees believe that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

Shareholders may focus primarily on fund performance and fees, but the Fund's Trustees consider these and many other factors, including the quality and integrity of DAMI's and NTI's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

In determining to approve the continuation of the Fund's investment management agreement and the sub-advisory agreement, the Board considered all factors that it believes relevant to the interests of Fund shareholders, including:

The investment management fee schedule for the Fund, including (i) comparative information provided by Lipper regarding investment management fee rates paid to other investment advisors by similar funds and (ii) fee rates paid to DAMI by similar funds and institutional accounts advised by DAMI (if any). With respect to management fees paid to other investment advisors by similar funds, the Trustees noted that the fee rates paid by the Fund were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2005). The Board gave a lesser weight to fees paid by similar institutional accounts advised by DAMI, in light of the material differences in the scope of services provided to mutual funds as compared to those provided to institutional accounts. Taking into account the foregoing, the Board concluded that the fee schedule in effect for the Fund represents reasonable compensation in light of the nature, extent and quality of the investment services being provided to the Fund.

The extent to which economies of scale would be realized as the Fund grows. The Board concluded that the Fund's fee schedule represents an appropriate sharing between Fund shareholders and DAMI of such economies of scale as may exist in the management of the Fund at current asset levels.

The total operating expenses of the Fund. In this regard, the Board noted that the total (net) operating expenses of the Fund (Class A shares) are expected to be higher than the median (3rd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2005, and in each case analyzing Class A expenses less any applicable distribution and/or service plan expenses). The Board considered the expenses of this class to be representative for purposes of evaluating other classes of shares. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DAMI with respect to certain classes helped to ensure that the Fund's total (net) operating expenses would be competitive relative to the applicable Lipper universe.

The investment performance of the Fund and DAMI, both absolute and relative to various benchmarks and industry peer groups. The Board noted that the Fund's performance (Class A shares) was in the 2nd quartile of the applicable Lipper universe for each of the one-, three- and five-year periods ended June 30, 2006. The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended June 30, 2006. The Board recognized that DAMI has made significant changes in its investment personnel and processes in recent years in an effort to improve long-term performance.

The nature, extent and quality of the advisory services provided by DAMI. The Board considered extensive information regarding DAMI, including DAMI's and NTI's personnel (including particularly those personnel with responsibilities for providing services to the Fund), resources, policies and investment processes. The Board also considered the terms of the investment management agreement and the sub-advisory agreement, including the scope of services provided under the agreements. In this regard, the Board concluded that the quality and range of services provided by DAMI and NTI have benefited and should continue to benefit the Fund and its shareholders.

The costs of the services to, and profits realized by, DAMI and its affiliates from their relationships with the Fund. The Board reviewed information concerning the costs incurred and profits realized by DAMI during 2005 from providing investment management services to the Fund (and, separately, to the entire DWS Scudder fund complex), and reviewed with DAMI the cost allocation methodology used to determine DAMI's profitability. In analyzing DAMI's costs and profits, the Board also reviewed the fees paid to and services provided by DAMI and its affiliates with respect to administrative services, transfer agent services, shareholder servicing and distribution (including fees paid pursuant to 12b-1 plans), as well as information regarding other possible benefits derived by DAMI and its affiliates as a result of DAMI's relationship with the Fund. As part of this review, the Board considered information provided by an independent accounting firm engaged to review DAMI's cost allocation methodology and calculations. The Board concluded that the Fund's investment management fee schedule represented reasonable compensation in light of the costs incurred by DAMI and its affiliates in providing services to the Fund. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), Deutsche Asset Management's overall profitability with respect to the DWS Scudder fund complex (after taking into account distribution and other services provided to the funds by DAMI and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

The practices of DAMI and NTI regarding the selection and compensation of brokers and dealers executing portfolio transactions for the Fund. The Board considered that a portion of the Fund's brokerage may be allocated to affiliates of DAMI and NTI, subject to compliance with applicable SEC rules. The Board also reviewed and approved, subject to ongoing review by the Board, a plan whereby a limited portion of the Fund's brokerage may in the future be allocated to brokers who acquire (and provide to DAMI and its affiliates) research services from third parties that are generally useful to DAMI and its affiliates in managing client portfolios. The Board indicated that it would continue to monitor the allocation of the Fund's brokerage to ensure that the principle of "best price and execution" remains paramount in the portfolio trading process.

DAMI's commitment to and record of compliance, including its written compliance policies and procedures. In this regard, the Board considered DAMI's commitment to indemnify the Fund against any costs and liabilities related to lawsuits or regulatory actions making allegations regarding market timing, revenue sharing, fund valuation or other subjects arising from or relating to pending regulatory inquiries. The Board also considered the significant attention and resources dedicated by DAMI to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DAMI's chief compliance officer; (ii) the large number of compliance personnel who report to DAMI's chief compliance officer; and (iii) the substantial commitment of resources by Deutsche Asset Management to compliance matters.

Deutsche Bank's commitment to its US mutual fund business. The Board considered recent and ongoing efforts by Deutsche Bank to restructure its US mutual fund business to improve efficiency and competitiveness and to reduce compliance and operational risk. The Board considered assurances received from Deutsche Bank that it would commit the resources necessary to maintain high-quality services to the Fund and its shareholders while various organizational initiatives are being implemented. The Board also considered Deutsche Bank's strategic plans for its US mutual fund business, the potential benefits to Fund shareholders and Deutsche Bank's management of the DWS fund group, one of Europe's most successful fund groups.

Based on all of the foregoing, the Board determined to continue the Fund's investment management agreement and sub-advisory agreement, and concluded that the continuation of such agreements was in the best interests of the Fund's shareholders.

In reaching this conclusion the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, many of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the agreements.

In December 2006, the Board approved an amended and restated investment management agreement with Deutsche Investment Management Americas Inc. ("DIMA") in connection with the merger of DAMI into DIMA. In determining to approve this agreement, the Board considered Deutsche Bank's representations that this change was administrative in nature, and would not involve any change in operations or services provided to the fund, or to the personnel involved with providing such services.

Trustees and Officers

The following table presents certain information regarding the Board Members and Officers of the Trust as of December 31, 2006. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33904. The term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Dawn-Marie Driscoll (1946) Chairperson since 2006 Board Member since 2006	President, Driscoll Associates (consulting firm); Executive Fellow, Center for Business Ethics, Bentley College; formerly, Partner, Palmer & Dodge (1988-1990); Vice President of Corporate Affairs and General Counsel, Filene's (1978-1988). Directorships: Advisory Board, Center for Business Ethics, Bentley College; Trustee, Southwest Florida Community Foundation (charitable organization). Former Directorships: Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)	87
Henry P. Becton, Jr. (1943) Board Member since 2006	President, WGBH Educational Foundation. Directorships: Association of Public Television Stations; Becton Dickinson and Company[1] (medical technology company); Belo Corporation[1] (media company); Boston Museum of Science; Public Radio International. Former Directorships: American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service	85
Keith R. Fox (1954) Board Member since 2006	Managing General Partner, Exeter Capital Partners (a series of private equity funds). Directorships: Progressive Holding Corporation (kitchen goods importer and distributor); Natural History, Inc. (magazine publisher); Box Top Media Inc. (advertising). Former Directorships: Cloverleaf Transportation Inc. (trucking)	87
Kenneth C. Froewiss (1945) Board Member since 2006	Clinical Professor of Finance, NYU Stern School of Business (1997-present); Member, Finance Committee, Association for Asian Studies (2002-present); Director, Mitsui Sumitomo Insurance Group (US) (2004-present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	87
Martin J. Gruber (1937) Board Member since 2002	Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since September 1965); Director, Japan Equity Fund, Inc. (since January 1992), Thai Capital Fund, Inc. (since January 2000), Singapore Fund, Inc. (since January 2000). Formerly, Trustee, TIAA (pension funds) (January 1996-January 2000); Trustee, CREF and CREF Mutual Funds (January 2000-March 2005); Chairman, CREF and CREF Mutual Funds (February 2004-March 2005); and Director, S.G. Cowen Mutual Funds (January 1985-January 2001)	87
Richard J. Herring (1946) Board Member since 2002	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Director, Lauder Institute of International Management Studies (since July 2000); Co-Director, Wharton Financial Institutions Center (since July 2000). Formerly, Vice Dean and Director, Wharton Undergraduate Division (July 1995-June 2000)	87
Graham E. Jones (1933) Board Member since 2002	Senior Vice President, BGK Realty, Inc. (commercial real estate) (since 1995). Formerly, Trustee of various investment companies managed by Sun Capital Advisors, Inc. (1998-2005), Morgan Stanley Asset Management (1985-2001) and Weiss, Peck and Greer (1985-2005)	87
Rebecca W. Rimel (1951) Board Member since 2002	President and Chief Executive Officer, The Pew Charitable Trusts (charitable foundation) (1994 to present); Trustee, Thomas Jefferson Foundation (charitable organization) (1994 to present); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001 to present). Formerly, Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983 to 2004); Board Member, Investor Education (charitable organization) (2004-2005)	87
Philip Saunders, Jr. (1935) Board Member since 2002	Principal, Philip Saunders Associates (economic and financial consulting) (since November 1988). Formerly, Director, Financial Industry Consulting, Wolf & Company (consulting) (1987-1988); President, John Hancock Home Mortgage Corporation (1984-1986); Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. (1982-1986)	87
William N. Searcy, Jr. (1946) Board Member since 2002	Private investor since October 2003; Trustee of seven open-end mutual funds managed by Sun Capital Advisers, Inc. (since October 1998). Formerly, Pension & Savings Trust Officer, Sprint Corporation[1] (telecommunications) (November 1989-September 2003)	87
Jean Gleason Stromberg (1943) Board Member since 2006	Retired. Formerly, Consultant (1997-2001); Director, US Government Accountability Office (1996-1997); Partner, Fulbright & Jaworski, L.L.P. (law firm) (1978-1996). Directorships: The William and Flora Hewlett Foundation; Service Source, Inc. Former Directorships: Mutual Fund Directors Forum (2002-2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987-1990 and 1994-1996)	87
Carl W. Vogt (1936) Board Member since 2006	Retired Senior Partner, Fulbright & Jaworski, L.L.P. (law firm); formerly, President (interim) of Williams College (1999-2000); formerly, President of certain funds in the Deutsche Asset Management family of funds (formerly, Flag Investors family of funds) (registered investment companies) (1999-2000). Directorships: Yellow Corporation (trucking); American Science & Engineering (x-ray detection equipment). Former Directorships: ISI Family of Funds (registered investment companies, four funds overseen); National Railroad Passenger Corporation (Amtrak); Waste Management, Inc. (solid waste disposal). Formerly, Chairman and Member, National Transportation Safety Board
		85
Interested Board Member
Name, Year of Birth, Position with the Fund and Length of Time Served	Business Experience and Directorships During the Past Five Years	Number of Funds in Fund Complex Overseen
Axel Schwarzer[2] (1958) Board Member since 2006	Managing Director[4], Deutsche Asset Management; Head of Deutsche Asset Management Americas; CEO of DWS Scudder; formerly, board member of DWS Investments, Germany (1999-2005); formerly, Head of Sales and Product Management for the Retail and Private Banking Division of Deutsche Bank in Germany (1997-1999); formerly, various strategic and operational positions for Deutsche Bank Germany Retail and Private Banking Division in the field of investment funds, tax driven instruments and asset management for corporates (1989-1996)	86
Officers[3]
Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
Michael G. Clark[5] (1965) President, 2006-present	Managing Director[4], Deutsche Asset Management (2006-present); President of DWS family of funds; formerly, Director of Fund Board Relations (2004-2006) and Director of Product Development (2000-2004), Merrill Lynch Investment Managers; Senior Vice President Operations, Merrill Lynch Asset Management (1999-2000)

John Millette[6] (1962) Vice President and Secretary, 2003-present	Director[4], Deutsche Asset Management
Paul H. Schubert[5] (1963) Chief Financial Officer, 2004-present Treasurer, 2005-present	Managing Director[4], Deutsche Asset Management (since July 2004); formerly, Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998-2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994-1998)

Patricia DeFilippis[5] (1963) Assistant Secretary, 2005-present	Vice President, Deutsche Asset Management (since June 2005); formerly, Counsel, New York Life Investment Management LLC (2003-2005); legal associate, Lord, Abbett & Co. LLC (1998-2003)
Elisa D. Metzger[5] (1962) Assistant Secretary 2005-present	Director[4], Deutsche Asset Management (since September 2005); formerly, Counsel, Morrison and Foerster LLP (1999-2005)
Caroline Pearson[6] (1962) Assistant Secretary, 2002-present	Managing Director[4], Deutsche Asset Management
Scott M. McHugh[6] (1971) Assistant Treasurer, 2005-present	Director[4], Deutsche Asset Management
Kathleen Sullivan D'Eramo[6] (1957) Assistant Treasurer, 2003-present	Director[4], Deutsche Asset Management
John Robbins[5] (1966) Anti-Money Laundering Compliance Officer, 2005-present	Managing Director[4], Deutsche Asset Management (since 2005); formerly, Chief Compliance Officer and Anti-Money Laundering Compliance Officer for GE Asset Management (1999-2005)
Robert Kloby[5] (1962) Chief Compliance Officer, 2006-present	Managing Director[4], Deutsche Asset Management (2004-present); formerly, Chief Compliance Officer/Chief Risk Officer, Robeco USA (2000-2004); Vice President, The Prudential Insurance Company of America (1988-2000); E.F. Hutton and Company (1984-1988)

Name, Year of Birth, Position with the Fund and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held
J. Christopher Jackson[5] (1951) Chief Legal Officer, 2006-present	Director[4], Deutsche Asset Management (2006-present); formerly, Director, Senior Vice President, General Counsel and Assistant Secretary, Hansberger Global Investors, Inc. (1996-2006); Director, National Society of Compliance Professionals (2002-2005)(2006-2009)

1 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.
2 The mailing address of Axel Schwarzer is c/o Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. Mr. Schwarzer is an interested Board Member by virtue of his positions with Deutsche Asset Management.
3 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the funds.
4 Executive title, not a board directorship.
5 Address: 345 Park Avenue, New York, New York 10154.
6 Address: Two International Place, Boston, MA 02110.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 778-1482.

Notes

About the Portfolio's Advisor

Deutsche Asset Management, Inc., an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Scudder Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vit-scif-2 (48617 2/07)

ITEM 2.	CODE OF ETHICS

As of the end of the period, December 31, 2006, DWS Small Cap Index VIP has a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Funds’ audit committee is comprised solely of trustees who are “independent” (as such term has been defined by the Securities and Exchange Commission (“SEC”) in regulations implementing Section 407 of the Sarbanes-Oxley Act (the “Regulations”)). The Funds’ Board of Trustees has determined that there are several “audit committee financial experts” serving on the Funds’ audit committee. The Board has determined that Keith R Fox, the chair of the Funds’ audit committee, qualifies as an “audit committee financial expert” (as such term has been defined by the Regulations) based on its review of Mr. Fox’s pertinent experience and education. The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DWS SMALL CAP INDEX VIP

FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2006	$37,500	$128	$0	$0
2005	$35,400	$0	$0	$0

The above “Audit- Related Fees” were billed for agreed upon procedures performed.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas, Inc. (“DeIM” or the “Adviser”), and any entity controlling, controlled by or under common control with DeIM (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2006	$155,500	$11,930	$0
2005	$268,900	$197,605	$0

The “Audit-Related Fees” were billed for services in connection with the agreed-upon procedures related to fund mergers and additional costs related to annual audits and the above “Tax Fees” were billed in connection with tax advice and agreed-upon procedures.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2006	$0	$11,930	$0	$11,930
2005	$0	$197,605	$104,635	$302,240

All other engagement fees were billed for services in connection with training seminars and risk management initiatives for DeIM and other related entities that provide support for the operations of the fund.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSR Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Index VIP, a series of DWS Investments VIT Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 23, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	February 23, 2007